UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2016

Date of reporting period:	8/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SELECT GROWTH FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. Jennison Associates (Jennison) is a registered investment adviser. Both are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–1.62%	5.77%	119.86%	124.13%	—
Class B	–2.00	4.92	111.75	108.13	—
Class C	–2.01	4.93	111.59	107.97	—
Class Q	–1.56	5.99	N/A	N/A	51.28% (5/3/12)
Class Z	–1.49	6.06	122.83	130.06	—
Russell 1000® Growth Index	–3.88	4.26	123.02	124.18	—
S&P 500 Index	–5.31	0.48	108.75	99.46	—
Lipper Large-Cap Growth Funds Average	–3.83	3.63	111.65	108.59	—

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.72%	12.79%	7.28%	—
Class B		–0.45	13.10	7.10	—
Class C		3.25	13.20	7.09	—
Class Q		5.32	N/A	N/A	12.19% (5/3/12)
Class Z		5.31	14.36	8.18	—
Russell 1000 Growth Index		3.17	14.47	8.09	—
S&P 500 Index		–0.61	13.33	6.79	—
Lipper Large-Cap Growth Funds Average		2.08	13.01	7.08	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date for Class Q shares through 8/31/15 is 53.35%. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date for Class Q shares through 9/30/15 is 12.50%.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 8/31/15 is 51.51%. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 9/30/15 is 12.11%.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 8/31/15 is 49.84%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 9/30/15 is 11.51%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/15
Facebook, Inc., (Class A Stock), Internet Software & Services	6.4%
Apple, Inc., Technology Hardware, Storage & Peripherals	6.2
Amazon.com, Inc., Internet & Catalog Retail	5.0
NIKE, Inc., (Class B Stock), Textiles, Apparel & Luxury Goods	4.1
Walt Disney Co. (The), Media	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/15
Internet Software & Services	17.6%
Internet & Catalog Retail	10.4
Biotechnology	9.1
Software	8.8
Pharmaceuticals	7.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$983.80	1.24%	$6.18
	Hypothetical	$1,000.00	$1,018.90	1.24%	$6.29

Class B	Actual	$1,000.00	$980.00	1.99%	$9.90
	Hypothetical	$1,000.00	$1,015.13	1.99%	$10.08

Class C	Actual	$1,000.00	$979.90	1.99%	$9.90
	Hypothetical	$1,000.00	$1,015.13	1.99%	$10.08

Class Q	Actual	$1,000.00	$984.40	0.99%	$4.94
	Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03

Class Z	Actual	$1,000.00	$985.10	0.99%	$4.94
	Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.47%	1.24%
B	2.17	1.99
C	2.17	1.99
Q	0.99	0.99
Z	1.16	0.99

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the “Notes” to the Financial Statements in this report.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%

COMMON STOCKS

Automobiles 1.6%
Tesla Motors, Inc.*(a)	22,873	$5,696,749

Banks 1.5%
Citigroup, Inc.	95,641	5,114,881

Beverages 1.0%
Monster Beverage Corp.*	24,712	3,421,624

Biotechnology 9.1%
Alexion Pharmaceuticals, Inc.*	39,800	6,853,162
Biogen Idec, Inc.*	21,165	6,292,354
Celgene Corp.*	72,286	8,535,531
Gilead Sciences, Inc.	40,636	4,269,625
Regeneron Pharmaceuticals, Inc.*	11,747	6,032,084

		31,982,756

Capital Markets 1.6%
Morgan Stanley	165,650	5,706,643

Chemicals 0.9%
Monsanto Co.	30,224	2,951,374

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	49,716	6,962,726
Kroger Co. (The)	145,698	5,026,581

		11,989,307

Hotels, Restaurants & Leisure 5.7%
Marriott International, Inc. (Class A Stock)	93,523	6,608,335
Shake Shack, Inc. (Class A)*(a)	43,398	2,167,296
Starbucks Corp.	203,969	11,159,144

		19,934,775

Internet & Catalog Retail 10.4%
Amazon.com, Inc.*	34,090	17,484,420
JD.com, Inc. (China), ADR*	84,562	2,188,465
Netflix, Inc.*	85,034	9,781,461
Priceline Group, Inc. (The)*	5,724	7,147,215

		36,601,561

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 17.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	59,375	$3,925,875
Facebook, Inc. (Class A Stock)*	250,021	22,359,378
Google, Inc. (Class A Stock)*	16,821	10,896,980
Google, Inc. (Class C Stock)	17,581	10,869,453
LinkedIn Corp. (Class A Stock)*	45,200	8,163,120
Tencent Holdings Ltd. (China)	330,012	5,526,720

		61,741,526

IT Services 5.7%
MasterCard, Inc. (Class A Stock)	99,306	9,172,895
Visa, Inc. (Class A Stock)(a)	150,296	10,716,105

		19,889,000

Life Sciences Tools & Services 2.0%
Illumina, Inc.*	35,604	7,035,706

Media 4.2%
Time Warner, Inc.	41,957	2,983,142
Walt Disney Co. (The)(a)	115,527	11,769,891

		14,753,033

Pharmaceuticals 7.5%
Allergan PLC*	31,697	9,627,647
Bristol-Myers Squibb Co.	92,655	5,510,193
Novo Nordisk A/S (Denmark), ADR	75,919	4,196,043
Shire PLC (Ireland), ADR	30,371	7,046,072

		26,379,955

Software 8.8%
Adobe Systems, Inc.*	90,961	7,146,806
Red Hat, Inc.*	87,447	6,314,548
salesforce.com, inc.*(a)	125,463	8,702,114
Splunk, Inc.*(a)	83,673	5,185,216
Workday, Inc. (Class A Stock)*(a)	49,540	3,480,680

		30,829,364

Specialty Retail 2.4%
Inditex SA (Spain), ADR	500,941	8,350,687

Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	193,116	21,775,760

See Notes to Financial Statements.

10

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 5.9%
NIKE, Inc. (Class B Stock)	127,632	$14,262,876
Under Armour, Inc. (Class A Stock)*(a)	67,159	6,415,699

		20,678,575

Wireless Telecommunication Services 1.6%
SBA Communications Corp. (Class A Stock)*	47,432	5,606,462

TOTAL LONG-TERM INVESTMENTS (cost $209,094,770)		340,439,738

SHORT-TERM INVESTMENT 17.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,238,643; includes $50,679,919 of cash collateral for securities on loan)(Note 3)(b)(c)	60,238,643	60,238,643

TOTAL INVESTMENTS 114.3% (cost $269,333,413)(Note 5)		400,678,381
Liabilities in excess of other assets (14.3)%		(50,129,539)

NET ASSETS 100.0%		$350,548,842

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,778,086; cash collateral of $50,679,919 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$5,696,749	$—	$—
Banks	5,114,881	—	—
Beverages	3,421,624	—	—
Biotechnology	31,982,756	—	—
Capital Markets	5,706,643	—	—
Chemicals	2,951,374	—	—
Food & Staples Retailing	11,989,307	—	—
Hotels, Restaurants & Leisure	19,934,775	—	—
Internet & Catalog Retail	36,601,561	—	—
Internet Software & Services	56,214,806	5,526,720	—
IT Services	19,889,000	—	—
Life Sciences Tools & Services	7,035,706	—	—
Media	14,753,033	—	—
Pharmaceuticals	26,379,955	—	—
Software	30,829,364	—	—
Specialty Retail	8,350,687	—	—
Technology Hardware, Storage & Peripherals	21,775,760	—	—
Textiles, Apparel & Luxury Goods	20,678,575	—	—
Wireless Telecommunication Services	5,606,462	—	—
Affiliated Money Market Mutual Fund	60,238,643	—	—

Total	$395,151,661	$5,526,720	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2015 were as follows:

Internet Software & Services	17.6%
Affiliated Money Market Mutual Fund (including 14.5% of collateral for securities on loan)	17.2
Internet & Catalog Retail	10.4
Biotechnology	9.1
Software	8.8
Pharmaceuticals	7.5
Technology Hardware, Storage & Peripherals	6.2
Textiles, Apparel & Luxury Goods	5.9
Hotels, Restaurants & Leisure	5.7
IT Services	5.7
Media	4.2
Food & Staples Retailing	3.4
Specialty Retail	2.4%
Life Sciences Tools & Services	2.0
Capital Markets	1.6
Automobiles	1.6
Wireless Telecommunication Services	1.6
Banks	1.5
Beverages	1.0
Chemicals	0.9

114.3
Liabilities in excess of other assets	(14.3)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2015

Prudential Jennison Select Growth Fund

Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $48,778,086:
Unaffiliated investments (cost $209,094,770)	$340,439,738
Affiliated investments (cost $60,238,643)	60,238,643
Receivable for Fund shares sold	1,104,573
Receivable for investments sold	131,551
Dividends and interest receivable	106,241
Tax reclaim receivable	39,100

Total assets	402,059,846

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	50,679,919
Payable for Fund shares reacquired	339,238
Management fee payable	223,424
Accrued expenses and other liabilities	124,191
Distribution fee payable	94,642
Affiliated transfer agent fee payable	48,240
Deferred trustees’ fees	1,280
Payable for investments purchased	70

Total liabilities	51,511,004

Net Assets	$350,548,842

Net assets were comprised of:
Shares of beneficial interest, at par	$27,067
Paid-in capital in excess of par	202,113,488

202,140,555
Accumulated net investment loss	(1,379,797)
Accumulated net realized gain on investment and foreign currency transactions	18,443,116
Net unrealized appreciation on investments and foreign currencies	131,344,968

Net assets, August 31, 2015	$350,548,842

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($194,311,685 ÷ 14,837,474 shares of beneficial interest issued and outstanding)	$13.10
Maximum sales charge (5.50% of offering price)	0.76

Maximum offering price to public	$13.86

Class B
Net asset value, offering price and redemption price per share ($10,092,393 ÷ 877,481 shares of beneficial interest issued and outstanding)	$11.50

Class C
Net asset value, offering price and redemption price per share ($48,786,264 ÷ 4,244,792 shares of beneficial interest issued and outstanding)	$11.49

Class Q
Net asset value, offering price and redemption price per share ($237,785 ÷ 17,388 shares of beneficial interest issued and outstanding)	$13.68

Class Z
Net asset value, offering price and redemption price per share ($97,120,715 ÷ 7,090,315 shares of beneficial interest issued and outstanding)	$13.70

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Statement of Operations

Six Months Ended August 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $21,160)	$1,005,790
Affiliated income from securities lending, net	54,497
Affiliated dividend income	3,341

Total income	1,063,628

Expenses
Management fee	1,657,431
Distribution fee—Class A	304,831
Distribution fee—Class B	53,789
Distribution fee—Class C	257,248
Transfer agent’s fees and expenses (including affiliated expense of $141,100)	329,000
Registration fees	48,000
Custodian and accounting fees	38,000
Shareholders’ reports	29,000
Audit fee	12,000
Trustees’ fees	11,000
Legal fees and expenses	11,000
Insurance expenses	2,000
Loan Interest expense	1,402
Miscellaneous	7,086

Total expenses	2,761,787
Less: Expense waiver and/or expense reimbursement	(321,357)
Less: Distribution fee waiver—Class A	(50,805)

Net expenses	2,389,625

Net investment loss	(1,325,997)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	21,296,175
Foreign currency transactions	(1,319)

21,294,856

Net change in unrealized appreciation (depreciation) on:
Investments	(25,926,053)
Foreign currencies	(60)

(25,926,113)

Net loss on investment and foreign currency transactions	(4,631,257)

Net Decrease In Net Assets Resulting From Operations	$(5,957,254)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(1,325,997)	$(1,826,022)
Net realized gain on investment and foreign currency transactions	21,294,856	31,539,279
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,926,113)	(2,238,723)

Net increase (decrease) in net assets resulting from operations	(5,957,254)	27,474,534

Distributions from net realized gains (Note 1)
Class A	(12,082,242)	(13,418,391)
Class B	(734,054)	(838,382)
Class C	(3,490,616)	(3,494,073)
Class Q	(15,375)	(15,610)
Class Z	(5,679,993)	(6,855,033)

	(22,002,280)	(24,621,489)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	24,524,666	65,865,151
Net asset value of shares issued in reinvestment of dividends and distributions	20,557,426	22,894,150
Cost of shares reacquired	(53,942,313)	(108,097,958)

Net decrease in net assets from Fund share transactions	(8,860,221)	(19,338,657)

Total decrease	(36,819,755)	(16,485,612)

Net Assets:
Beginning of period	387,368,597	403,854,209

End of period	$350,548,842	$387,368,597

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund, Prudential Real Assets Fund, Prudential Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Strategic Value Fund, Prudential Real Assets Fund, Prudential Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

20

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

22

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2015.

PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2016. This waiver may not be terminated prior to June 30, 2016. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. Formerly through April 11, 2014 the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”) which, together with PIMS, served as co-distributor of Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended August 31, 2015. As of April 11, 2014, the last conversion of

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer offered for sale.

PIMS has advised the Fund that it has received $87,986 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2015. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2015, it received $31, $3,185 and $1,511 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended August 31, 2015, PIM has been compensated approximately $16,300 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2015, were $96,377,705 and $127,902,604, respectively.

24

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2015 were as follows:

Tax Basis	$272,203,987

Appreciation	134,120,811
Depreciation	(5,646,417)

Net Unrealized Appreciation	$128,474,394

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund elected to treat certain late-year ordinary income losses of approximately $52,000 as having been incurred in the following fiscal year (February 29, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. As of April 11, 2014 the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2015, Prudential owned 1,107 Class Q shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2015:
Shares sold	694,214	$9,534,398
Shares issued in reinvestment of dividends and distributions	851,328	11,518,473
Shares reacquired	(1,114,529)	(15,292,405)

Net increase (decrease) in shares outstanding before conversion	431,013	5,760,466
Shares issued upon conversion from other share class(es)	200,245	2,743,707
Shares reacquired upon conversion into other share class(es)	(74,755)	(1,030,706)

Net increase (decrease) in shares outstanding	556,503	$7,473,467

Year ended February 28, 2015:
Shares sold	1,777,312	$23,288,052
Shares issued in reinvestment of dividends and distributions	1,007,734	12,717,463
Shares reacquired	(3,084,831)	(40,739,124)

Net increase (decrease) in shares outstanding before conversion	(299,785)	(4,733,609)
Shares issued upon conversion from other share class(es)	119,430	1,576,460
Shares reacquired upon conversion into other share class(es)	(1,769,821)	(23,100,591)

Net increase (decrease) in shares outstanding	(1,950,176)	$(26,257,740)

26

Class B	Shares	Amount
Six months ended August 31, 2015:
Shares sold	63,287	$758,709
Shares issued in reinvestment of dividends and distributions	46,160	549,760
Shares reacquired	(61,462)	(743,154)

Net increase (decrease) in shares outstanding before conversion	47,985	565,315
Shares reacquired upon conversion into other share class(es)	(68,742)	(827,137)

Net increase (decrease) in shares outstanding	(20,757)	$(261,822)

Year ended February 28, 2015:
Shares sold	84,795	$1,008,843
Shares issued in reinvestment of dividends and distributions	58,590	660,972
Shares reacquired	(157,457)	(1,834,027)

Net increase (decrease) in shares outstanding before conversion	(14,072)	(164,212)
Shares reacquired upon conversion into other share class(es)	(109,011)	(1,287,741)

Net increase (decrease) in shares outstanding	(123,083)	$(1,451,953)

Class C
Six months ended August 31, 2015:
Shares sold	293,487	$3,589,731
Shares issued in reinvestment of dividends and distributions	261,486	3,111,683
Shares reacquired	(230,388)	(2,804,763)

Net increase (decrease) in shares outstanding before conversion	324,585	3,896,651
Shares reacquired upon conversion into other share class(es)	(181,847)	(2,212,338)

Net increase (decrease) in shares outstanding	142,738	$1,684,313

Year ended February 28, 2015:
Shares sold	391,205	$4,626,210
Shares issued in reinvestment of dividends and distributions	278,994	3,148,550
Shares reacquired	(535,729)	(6,322,805)

Net increase (decrease) in shares outstanding before conversion	134,470	1,451,955
Shares reacquired upon conversion into other share class(es)	(34,997)	(408,907)

Net increase (decrease) in shares outstanding	99,473	$1,043,048

Class Q
Six months ended August 31, 2015:
Shares sold	239	$3,458
Shares issued in reinvestment of dividends and distributions	1,089	15,375
Shares reacquired	(1,794)	(24,965)

Net increase (decrease) in shares outstanding	(466)	$(6,132)

Year ended February 28, 2015:
Shares sold	31,447	$424,811
Shares issued in reinvestment of dividends and distributions	1,191	15,610
Shares reacquired	(62,608)	(847,880)

Net increase (decrease) in shares outstanding	(29,970)	$(407,459)

Prudential Jennison Select Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Period ended April 11, 2014*:
Shares reacquired	(37)	$(445)

Net increase (decrease) in shares outstanding before conversion	(37)	(445)
Shares reacquired upon conversion into other share class(es)	(13,140)	(159,147)

Net increase (decrease) in shares outstanding	(13,177)	$(159,592)

Class Z
Six months ended August 31, 2015:
Shares sold	723,895	$10,638,370
Shares issued in reinvestment of dividends and distributions	379,217	5,362,135
Shares reacquired	(2,393,643)	(35,077,026)

Net increase (decrease) in shares outstanding before conversion	(1,290,531)	(19,076,521)
Shares issued upon conversion from other share class(es)	118,971	1,434,046
Shares reacquired upon conversion into other share class(es)	(7,630)	(107,573)

Net increase (decrease) in shares outstanding	(1,179,190)	$(17,750,048)

Year ended February 28, 2015:
Shares sold	2,660,074	$36,517,235
Shares issued in reinvestment of dividends and distributions	482,578	6,351,555
Shares reacquired	(4,331,162)	(58,353,677)

Net increase (decrease) in shares outstanding before conversion	(1,188,510)	(15,484,887)
Shares issued upon conversion from other share class(es)	1,732,550	23,509,497
Shares reacquired upon conversion into other share class(es)	(9,440)	(129,571)

Net increase (decrease) in shares outstanding	534,600	$7,895,039

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

28

Subsequent to the period end, the SCA has been renewed effective October 8, 2015, and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2015. The average daily balance for the 24 days that the Fund had loans outstanding during the period was $1,434,500 borrowed at a weighted average interest rate of 1.43%. The maximum amount of loan outstanding during the period was $9,164,000. At August 31, 2015, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2015		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.16		$14.00	$10.07	$9.65	$8.77	$7.32
Income (loss) from investment operations:
Net investment loss	(.05)		(.06)	(.03)	(.01)	(.07)	(.06)
Net realized and unrealized gain on investment and foreign currency transactions	(.15)		1.09	4.04	.43	.95	1.50
Total from investment operations	(.20)		1.03	4.01	.42	.88	1.44
Less Distributions:
Distributions from net realized gains	(.86)		(.87)	(.08)	-	-	-
Capital Contributions(d):	-		-	-	-	-	.01
Net asset value, end of period	$13.10		$14.16	$14.00	$10.07	$9.65	$8.77
Total Return(b):	(1.62)%		8.22%	39.86%	4.35%	10.03%	19.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$194,312		$202,211	$227,259	$165,459	$140,310	$122,174
Average net assets (000)	$202,111		$202,329	$187,950	$153,197	$123,580	$110,150
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	(e)	1.24%	1.24%	1.24%	1.56%	1.64%
Expenses before waivers and/or expense reimbursement	1.47%	(e)	1.47%	1.49%	1.53%	1.62%	1.71%
Net investment loss	(.66)%	(e)	(.45)%	(.25)%	(.09)%	(.81)%	(.82)%
Portfolio turnover rate	27%	(f)	40%	49%	61%	59%	75%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2015		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.58		$12.64	$9.16	$8.85	$8.10	$6.81
Income (loss) from investment operations:
Net investment loss	(.09)		(.14)	(.11)	(.08)	(.13)	(.11)
Net realized and unrealized gain on investment and foreign currency transactions	(.13)		.95	3.67	.39	.88	1.39
Total from investment operations	(.22)		.81	3.56	.31	.75	1.28
Less Distributions:
Distributions from net realized gains	(.86)		(.87)	(.08)	-	-	-
Capital Contributions(d):	-		-	-	-	-	.01
Net asset value, end of period	$11.50		$12.58	$12.64	$9.16	$8.85	$8.10
Total Return(b):	(2.00)%		7.33%	38.91%	3.50%	9.26%	18.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,092		$11,303	$12,905	$8,832	$8,745	$8,527
Average net assets (000)	$10,699		$11,301	$10,095	$8,591	$7,884	$7,835
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	1.99%	2.31%	2.39%
Expenses before waivers and/or expense reimbursement	2.17%	(e)	2.17%	2.19%	2.28%	2.37%	2.46%
Net investment loss	(1.41)%	(e)	(1.20)%	(1.00)%	(.86)%	(1.56)%	(1.57)%
Portfolio turnover rate	27%	(f)	40%	49%	61%	59%	75%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2015		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.58		$12.63	$9.16	$8.84	$8.10	$6.81
Income (loss) from investment operations:
Net investment loss	(.09)		(.14)	(.11)	(.08)	(.13)	(.11)
Net realized and unrealized gain on investment and foreign currency transactions	(.14)		.96	3.66	.40	.87	1.39
Total from investment operations	(.23)		.82	3.55	.32	.74	1.28
Less Distributions:
Distributions from net realized gains	(.86)		(.87)	(.08)	-	-	-
Capital Contributions(d):	-		-	-	-	-	.01
Net asset value, end of period	$11.49		$12.58	$12.63	$9.16	$8.84	$8.10
Total Return(b):	(2.08)%		7.42%	38.80%	3.62%	9.14%	18.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,786		$51,585	$50,547	$37,911	$36,354	$34,631
Average net assets (000)	$51,170		$48,358	$42,644	$36,957	$32,731	$32,771
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	1.99%	2.31%	2.39%
Expenses before waivers and/or expense reimbursement	2.17%	(e)	2.17%	2.19%	2.28%	2.37%	2.46%
Net investment loss	(1.41)%	(e)	(1.19)%	(.99)%	(.86)%	(1.56)%	(1.57)%
Portfolio turnover rate	27%	(f)	40%	49%	61%	59%	75%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class Q Shares
	Six Months Ending August 31,		Year Ended February 28,			May 3, 2012(a) through February 28,
	2015		2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.73		$14.51	$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.03)	-	(g)	.03
Net realized and unrealized gain on investment and foreign currency transactions	(.16)		1.12	4.18		.09
Total from investment operations	(.19)		1.09	4.18		.12
Less Distributions:
Distributions from net realized gains	(.86)		(.87)	(.08)		-
Net asset value, end of period	13.68		$14.73	$14.51		$10.41
Total Return(c):	(1.49)%		8.36%	40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238		$263	$694		$257
Average net assets (000)	$266		$286	$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	(e)	.99%	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	.99%	(e)	.99%	.99%		1.02%	(e)
Net investment income (loss)	(.41)%	(e)	(.20)%	(.03)%		.36%	(e)
Portfolio turnover rate	27%	(f)	40%	49%		61%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended February 28/29,
	2014(g)		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.63		$9.16	$8.85	$8.10	$6.81	$4.63
Income (loss) from investment operations:
Net investment loss	(.02)		(.09)	(.08)	(.13)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)		3.64	.39	.88	1.39	2.25
Total from investment operations	(1.56)		3.55	.31	.75	1.28	2.18
Less Distributions:
Distributions from net realized gains	-		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$11.07		$12.63	$9.16	$8.85	$8.10	$6.81
Total Return(b):	(12.35)%		38.80%	3.50%	9.26%	18.94%	47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$166	$1,052	$2,344	$3,688	$5,802
Average net assets (000)	$81		$620	$1,609	$2,831	$4,302	$7,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(e)	1.99%	1.99%	2.31%	2.39%	2.50%
Expenses before waivers and/or expense reimbursement	2.34%	(e)	2.20%	2.28%	2.37%	2.46%	2.57%
Net investment loss	(1.38)%	(e)	(.88)%	(.91)%	(1.57)%	(1.58)%	(1.12)%
Portfolio turnover rate	40%	(f)	49%	61%	59%	75%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Calculated as of February 28, 2015.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ending August 31,		Year Ended February 28/29,
	2015		2015	2014		2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.75		$14.52	$10.41		$9.95	$9.02	$7.51
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.03)	-	(e)	.02	(.04)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	(.16)		1.13	4.19		.44	.97	1.55
Total from investment operations	(.19)		1.10	4.19		.46	.93	1.50
Less Distributions:
Distributions from net realized gains	(.86)		(.87)	(.08)		-	-	-
Capital Contributions(d):	-		-	-		-	-	.01
Net asset value, end of period	$13.70		$14.75	$14.52		$10.41	$9.95	$9.02
Total Return(b):	(1.49)%		8.42%	40.29%		4.62%	10.31%	20.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,121		$122,006	$112,282		$85,023	$38,843	$4,081
Average net assets (000)	$102,070		$114,441	$89,247		$61,869	$11,859	$3,396
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	(g)	.99%	.99%		.99%	1.23%	1.39%
Expenses before waivers and/or expense reimbursement	1.16%	(g)	1.17%	1.19%		1.28%	1.29%	1.46%
Net investment income (loss)	(.42)%	(g)	(.19)%	-	(f)	.19%	(.46)%	(.58)%
Portfolio turnover rate	27%	(h)	40%	49%		61%	59%	75%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Less than .005%.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the sub-manager and the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s

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organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to their reputations or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate

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actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over other periods.
•

The Board considered that the Fund’s performance during the first quarter of 2015 had shown significant improvement, with the Fund ranking in the second quartile of its Peer Universe and outperforming its benchmark index.

•	The Board and PI agreed to continue the existing expense cap of 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2016.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to monitor the Fund’s performance and to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*     *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Select Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E2    0283771-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STRATEGIC VALUE FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Strategic Value Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Strategic Value Fund

Prudential Strategic Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–6.64%	–5.37%	88.83%	66.99%	—
Class B	–6.98	–6.04	81.99	55.08	—
Class C	–6.98	–6.05	81.87	54.97	—
Class R	N/A	N/A	N/A	N/A	–7.34% (6/19/15)
Class Z	–6.49	–5.04	91.20	71.29	—
Russell 1000 Value Index	–6.73	–3.48	98.34	82.17	—
S&P 500 Index	–5.31	0.48	108.75	99.46	—
Lipper Large-Cap Value Funds Average*	–6.77	–3.86	87.84	71.31	—
Lipper Multi-Cap Value Funds Average*	–6.32	–4.07	90.03	76.56	—

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–11.41%	9.63%	4.23%	—
Class B		–11.13	9.91	4.04	—
Class C		–7.80	10.05	4.04	—
Class R		N/A	N/A	N/A	N/A (6/19/15)
Class Z		–6.04	11.14	5.08	—
Russell 1000 Value Index		–4.42	12.29	5.71	—
S&P 500 Index		–0.61	13.33	6.79	—
Lipper Large-Cap Value Funds Average*		–5.39	10.81	4.98	—
Lipper Multi-Cap Value Funds Average*		–4.70	10.77	5.31	—

*The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	0.75% (0.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total return for the Russell 1000 Value Index measured from the month-end closest to the inception date for Class R shares through 8/31/15 is –5.54%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date for Class R shares through 8/31/15 is –4.06%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date for Class R shares through 8/31/15 is –5.68%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date for Class R shares through 8/31/15 is –5.25%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/15
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.1%
JPMorgan Chase & Co., Banks	3.3
Wells Fargo & Co., Banks	3.1
Citigroup, Inc., Banks	2.4
Chevron Corp., Oil, Gas & Consumable Fuels	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/15
Banks	13.8%
Oil, Gas & Consumable Fuels	12.1
Insurance	7.5
Electric Utilities	5.5
Chemicals	4.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$933.60	1.26%	$6.12
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.39

Class B	Actual	$1,000.00	$930.20	2.02%	$9.80
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class C	Actual	$1,000.00	$930.20	2.02%	$9.80
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class R	Actual**	$1,000.00	$926.60	1.25%	$6.05
	Hypothetical	$1,000.00	$1,010.16	1.25%	$6.32

Class Z	Actual	$1,000.00	$935.10	0.91%	$4.43
	Hypothetical	$1,000.00	$1,020.56	0.91%	$4.62

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 74 day period ended August 31, 2015 due to the Class’s inception date of June 19, 2015.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.35%	1.26%
B	2.07	2.02
C	2.07	2.02
R	1.56	1.25
Z	0.98	0.91

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 98.6%

Aerospace & Defense 2.6%
General Dynamics Corp.	8,700	$1,235,661
Huntington Ingalls Industries, Inc.	22,700	2,555,566
L-3 Communications Holdings, Inc.	3,600	379,692
Orbital ATK, Inc.	1,700	128,707
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	51,000	2,606,610
Triumph Group, Inc.	43,500	2,148,465

		9,054,701

Airlines 2.4%
Alaska Air Group, Inc.	34,200	2,560,212
Delta Air Lines, Inc.	57,900	2,534,862
Southwest Airlines Co.	84,800	3,112,160

		8,207,234

Auto Components 1.3%
Delphi Automotive PLC (United Kingdom)	34,900	2,635,648
Lear Corp.	16,900	1,737,151

		4,372,799

Automobiles 0.3%
Honda Motor Co. Ltd. (Japan), ADR	33,800	1,064,024

Banks 13.8%
Bank of America Corp.	414,505	6,773,012
BOK Financial Corp.	8,500	537,880
Citigroup, Inc.	157,293	8,412,030
Fifth Third Bancorp	80,120	1,595,990
Huntington Bancshares, Inc.	33,900	369,849
JPMorgan Chase & Co.	178,600	11,448,260
KeyCorp	96,900	1,331,406
PNC Financial Services Group, Inc. (The)	14,700	1,339,464
Regions Financial Corp.	184,700	1,771,273
SunTrust Banks, Inc.	38,100	1,538,097
U.S. Bancorp	42,900	1,816,815
Wells Fargo & Co.	202,499	10,799,272

		47,733,348

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 0.3%
Coca-Cola Enterprises, Inc.	16,600	$854,734

Biotechnology 0.9%
Gilead Sciences, Inc.	29,970	3,148,948

Capital Markets 3.1%
Franklin Resources, Inc.	35,300	1,432,474
Goldman Sachs Group, Inc. (The)	22,700	4,281,220
Lazard Ltd. (Class A Stock)	49,600	2,466,608
Morgan Stanley	72,160	2,485,912

		10,666,214

Chemicals 4.5%
Cabot Corp.	16,400	555,468
Celanese Corp. (Class A Stock)	38,600	2,340,704
Dow Chemical Co. (The)	88,300	3,864,008
Eastman Chemical Co.	38,300	2,775,218
LyondellBasell Industries NV (Class A Stock)	29,200	2,493,096
Mosaic Co. (The)	48,500	1,980,255
Westlake Chemical Corp.	28,800	1,590,624

		15,599,373

Communications Equipment 2.4%
Brocade Communications Systems, Inc.	35,400	377,010
Cisco Systems, Inc.	195,000	5,046,600
Harris Corp.	38,800	2,980,616

		8,404,226

Construction & Engineering
AECOM*	5,300	145,750

Consumer Finance 0.9%
Ally Financial, Inc.*	86,500	1,890,890
Capital One Financial Corp.	12,400	964,100
Discover Financial Services	7,000	376,110

		3,231,100

Containers & Packaging 0.7%
Crown Holdings, Inc.*	51,600	2,557,812

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*	40,800	$5,468,832
Leucadia National Corp.	22,600	484,996
Voya Financial, Inc.	37,790	1,627,993

		7,581,821

Diversified Telecommunication Services 2.6%
AT&T, Inc.	169,039	5,612,095
Verizon Communications, Inc.	69,200	3,183,892

		8,795,987

Electric Utilities 5.5%
American Electric Power Co., Inc.	63,500	3,447,415
Edison International	56,200	3,286,576
Entergy Corp.	43,800	2,861,454
Exelon Corp.	18,100	556,756
FirstEnergy Corp.	99,700	3,186,412
PPL Corp.	82,700	2,562,873
Xcel Energy, Inc.	94,400	3,184,112

		19,085,598

Electronic Equipment, Instruments & Components 0.3%
Jabil Circuit, Inc.	46,700	903,645

Energy Equipment & Services 3.0%
Cameron International Corp.*	59,700	3,985,572
FMC Technologies, Inc.*	23,900	831,242
Schlumberger Ltd.	71,600	5,539,692

		10,356,506

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc.	45,100	2,919,323

Food Products 2.2%
Archer-Daniels-Midland Co.	61,600	2,771,384
Bunge Ltd.	31,000	2,245,950
Ingredion, Inc.	29,400	2,538,396

		7,555,730

Gas Utilities 1.1%
AGL Resources, Inc.	63,500	3,872,865

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.3%
Medtronic PLC	12,900	$932,541

Health Care Providers & Services 2.2%
Anthem, Inc.	3,200	451,360
Community Health Systems, Inc.*	47,400	2,545,380
HCA Holdings, Inc.*	44,300	3,837,266
Health Net, Inc.*	10,400	666,224

		7,500,230

Household Products 1.0%
Procter & Gamble Co. (The)	50,900	3,597,103

Independent Power & Renewable Electricity Producers 0.8%
AES Corp. (The)	214,100	2,569,200

Industrial Conglomerates 1.9%
General Electric Co.	266,900	6,624,458

Insurance 7.5%
ACE Ltd.	15,300	1,563,048
Alleghany Corp.*	4,400	2,067,076
Allied World Assurance Co. Holdings AG	65,700	2,624,058
American Financial Group, Inc.	44,700	3,086,982
American International Group, Inc.	54,440	3,284,910
AmTrust Financial Services, Inc.	6,000	348,900
Arch Capital Group Ltd.*	29,000	1,980,120
Aspen Insurance Holdings Ltd.	21,400	982,474
Axis Capital Holdings Ltd.	42,300	2,368,800
Hanover Insurance Group, Inc. (The)	38,900	3,069,210
Principal Financial Group, Inc.	58,400	2,940,440
Travelers Cos., Inc. (The)	12,900	1,284,195
Validus Holdings Ltd.	2,000	88,560

		25,688,773

IT Services 0.6%
International Business Machines Corp.	5,300	783,817
Xerox Corp.	124,600	1,267,182

		2,050,999

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery 1.4%
Dover Corp.	6,100	$377,895
Kennametal, Inc.	29,100	887,550
PACCAR, Inc.	44,500	2,624,165
Trinity Industries, Inc.	37,500	1,012,125

		4,901,735

Media 0.1%
TEGNA, Inc.	18,400	437,736

Metals & Mining 1.3%
Newmont Mining Corp.	93,800	1,601,166
Reliance Steel & Aluminum Co.	46,500	2,702,580

		4,303,746

Multi-Utilities 4.1%
Ameren Corp.	6,000	241,740
Consolidated Edison, Inc.	56,900	3,579,579
DTE Energy Co.	43,800	3,419,028
PG&E Corp.	68,200	3,381,356
Public Service Enterprise Group, Inc.	88,400	3,558,100

		14,179,803

Oil, Gas & Consumable Fuels 12.1%
Apache Corp.	60,100	2,718,924
Chevron Corp.	90,100	7,297,199
ConocoPhillips	85,596	4,207,043
Continental Resources, Inc.*	1,800	57,780
Devon Energy Corp.	53,900	2,299,374
Exxon Mobil Corp.	186,100	14,002,164
Marathon Oil Corp.	67,000	1,158,430
Marathon Petroleum Corp.	69,600	3,292,776
Occidental Petroleum Corp.	58,855	4,297,004
Phillips 66	6,900	545,583
QEP Resources, Inc.	65,000	912,600
Valero Energy Corp.	18,200	1,079,988

		41,868,865

Paper & Forest Products 0.9%
International Paper Co.	74,835	3,228,382

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 3.6%
Johnson & Johnson	50,400	$4,736,592
Merck & Co., Inc.	40,000	2,154,000
Pfizer, Inc.	126,356	4,071,190
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,900	1,474,989

		12,436,771

Real Estate Investment Trusts (REITs) 1.1%
Annaly Capital Management, Inc.	104,600	1,052,276
CBL & Associates Properties, Inc.	16,200	241,056
Hospitality Properties Trust	78,200	2,011,304
MFA Financial, Inc.	39,900	283,689
Two Harbors Investment Corp.	36,400	344,344

		3,932,669

Road & Rail 0.6%
AMERCO	1,600	599,296
Norfolk Southern Corp.	700	54,537
Ryder System, Inc.	15,400	1,262,338

		1,916,171

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	221,400	6,318,756
Teradyne, Inc.	150,700	2,718,628

		9,037,384

Software 0.6%
Microsoft Corp.	45,875	1,996,480

Specialty Retail 1.7%
Best Buy Co., Inc.	71,700	2,634,258
GameStop Corp. (Class A Stock)	900	38,232
Gap, Inc. (The)	8,600	282,166
Murphy USA, Inc.*	6,200	316,882
Penske Automotive Group, Inc.	50,500	2,555,300

		5,826,838

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	28,607	3,225,725
Hewlett-Packard Co.	157,931	4,431,543

		7,657,268

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.0%
Michael Kors Holdings Ltd.*	4,000	$173,840
PVH Corp.	27,000	3,212,460

		3,386,300

TOTAL COMMON STOCKS (cost $328,314,358)		340,185,190

EXCHANGE TRADED FUND 0.4%
iShares Russell 1000 Value ETF (cost $1,540,422)	14,534	1,406,455

TOTAL LONG-TERM INVESTMENTS (cost $329,854,780)		341,591,645

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,367,220)(Note 3)(a)	2,367,220	2,367,220

TOTAL INVESTMENTS 99.7% (cost $332,222,000) (Note 5)		343,958,865
Other assets in excess of liabilities 0.3%		1,080,958

NET ASSETS 100.0%		$345,039,823

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,054,701	$—	$—
Airlines	8,207,234	—	—
Auto Components	4,372,799	—	—
Automobiles	1,064,024	—	—
Banks	47,733,348	—	—
Beverages	854,734	—	—
Biotechnology	3,148,948	—	—
Capital Markets	10,666,214	—	—
Chemicals	15,599,373	—	—
Communications Equipment	8,404,226	—	—
Construction & Engineering	145,750	—	—
Consumer Finance	3,231,100	—	—
Containers & Packaging	2,557,812	—	—
Diversified Financial Services	7,581,821	—	—
Diversified Telecommunication Services	8,795,987	—	—
Electric Utilities	19,085,598	—	—
Electronic Equipment, Instruments & Components	903,645	—	—
Energy Equipment & Services	10,356,506	—	—
Food & Staples Retailing	2,919,323	—	—
Food Products	7,555,730	—	—
Gas Utilities	3,872,865	—	—
Health Care Equipment & Supplies	932,541	—	—
Health Care Providers & Services	7,500,230	—	—
Household Products	3,597,103	—	—
Independent Power & Renewable Electricity Producers	2,569,200	—	—
Industrial Conglomerates	6,624,458	—	—
Insurance	25,688,773	—	—
IT Services	2,050,999	—	—
Machinery	4,901,735	—	—
Media	437,736	—	—
Metals & Mining	4,303,746	—	—
Multi-Utilities	14,179,803	—	—
Oil, Gas & Consumable Fuels	41,868,865	—	—
Paper & Forest Products	3,228,382	—	—
Pharmaceuticals	12,436,771	—	—
Real Estate Investment Trusts (REITs)	3,932,669	—	—
Road & Rail	1,916,171	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$9,037,384	$—	$—
Software	1,996,480	—	—
Specialty Retail	5,826,838	—	—
Technology Hardware, Storage & Peripherals	7,657,268	—	—
Textiles, Apparel & Luxury Goods	3,386,300	—	—
Exchange Traded Funds	1,406,455	—	—
Affiliated Money Market Mutual Fund	2,367,220	—	—

Total	$343,958,865	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2015 was as follows:

Banks	13.8%
Oil, Gas & Consumable Fuels	12.1
Insurance	7.5
Electric Utilities	5.5
Chemicals	4.5
Multi-Utilities	4.1
Pharmaceuticals	3.6
Capital Markets	3.1
Energy Equipment & Services	3.0
Aerospace & Defense	2.6
Semiconductors & Semiconductor Equipment	2.6
Diversified Telecommunication Services	2.6
Communications Equipment	2.4
Airlines	2.4
Technology Hardware, Storage & Peripherals	2.2
Diversified Financial Services	2.2
Food Products	2.2
Health Care Providers & Services	2.2
Industrial Conglomerates	1.9
Specialty Retail	1.7
Machinery	1.4
Auto Components	1.3
Metals & Mining	1.3
Real Estate Investment Trusts (REITs)	1.1
Gas Utilities	1.1
Household Products	1.0%
Textiles, Apparel & Luxury Goods	1.0
Consumer Finance	0.9
Paper & Forest Products	0.9
Biotechnology	0.9
Food & Staples Retailing	0.9
Independent Power & Renewable Electricity Producers	0.8
Containers & Packaging	0.7
Affiliated Money Market Mutual Fund	0.7
IT Services	0.6
Software	0.6
Road & Rail	0.6
Exchange Traded Fund	0.4
Automobiles	0.3
Health Care Equipment & Supplies	0.3
Electronic Equipment, Instruments & Components	0.3
Beverages	0.3
Media	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

Prudential Strategic Value Fund	17

Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $329,854,780)	$341,591,645
Affiliated investments (cost $2,367,220)	2,367,220
Dividends and interest receivable	1,021,974
Receivable for Fund shares sold	568,810
Tax reclaim receivable	39,517

Total Assets	345,589,166

Liabilities
Management fee payable	217,357
Payable for Fund shares reacquired	149,251
Distribution fee payable	107,617
Accrued expenses and other liabilities	64,197
Affiliated transfer agent fee payable	7,727
Deferred trustees’ fees	3,173
Payable to custodian	21

Total Liabilities	549,343

Net Assets	$345,039,823

Net assets were comprised of:
Shares of beneficial interest, at par	$25,406
Paid-in capital in excess of par	282,636,976

282,662,382
Undistributed net investment income	1,121,255
Accumulated net realized gain on investment transactions	49,519,321
Net unrealized appreciation on investments	11,736,865

Net assets, August 31, 2015	$345,039,823

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($21,364,728 ÷ 1,595,307 shares of beneficial interest issued and outstanding)	$13.39
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.17

Class B
Net asset value, offering price and redemption price per share ($1,045,774 ÷ 82,727 shares of beneficial interest issued and outstanding)	$12.64

Class C
Net asset value, offering price and redemption price per share ($12,207,944 ÷ 966,376 shares of beneficial interest issued and outstanding)	$12.63

Class R
Net asset value, offering price and redemption price per share ($209,787,042 ÷ 15,387,307 shares of beneficial interest issued and outstanding)	$13.63

Class Z
Net asset value, offering price and redemption price per share ($100,634,335 ÷ 7,374,266 shares of beneficial interest issued and outstanding)	$13.65

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Statement of Operations

Six Months Ended August 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,602)	$2,269,142
Affiliated dividend income	317

Total income	2,269,459

Expenses
Management fee	749,002
Distribution fee—Class A	35,310
Distribution fee—Class B	5,865
Distribution fee—Class C	68,324
Distribution fee—Class R	319,347
Registration fees	33,000
Custodian and accounting fees	30,000
Transfer agent’s fees and expenses (including affiliated expense of $27,000)	27,000
Shareholders’ reports	13,000
Audit fee	12,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Insurance expenses	1,000
Loan interest expense	1,469
Miscellaneous	4,841

Total expenses	1,317,158
Less: Management fee waiver and/or expense reimbursement	(60,816)
Distribution fee waiver—Class A	(5,885)
Distribution fee waiver—Class R	(106,449)

Net expenses	1,144,008

Net investment income	1,125,451

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	49,546,005
Net change in unrealized appreciation (depreciation) on investments	(77,416,892)

Net loss on investment transactions	(27,870,887)

Net Decrease In Net Assets Resulting From Operations	$(26,745,436)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,125,451	$721,334
Net realized gain on investment transactions	49,546,005	7,351,700
Net change in unrealized appreciation (depreciation) on investments	(77,416,892)	457,720

Net increase (decrease) in net assets resulting from operations	(26,745,436)	8,530,754

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(103,570)	(171,958)
Class B	(4,030)	(675)
Class C	(46,932)	(6,977)
Class Z	(153,666)	(335,004)

	(308,198)	(514,614)

Distributions from net realized gains
Class A	(689,240)	(1,979,835)
Class B	(36,156)	(116,084)
Class C	(421,114)	(1,243,134)
Class Z	(938,146)	(2,892,027)

	(2,084,656)	(6,231,080)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,325,836	5,800,199
Net asset value of shares issued in reinvestment of dividends and distributions	2,331,449	6,564,634
Net asset value of shares issued in merger (Note 8)	311,212,782	—
Cost of shares reacquired	(27,294,551)	(8,963,959)

Net increase in net assets from Fund share transactions	298,575,516	3,400,874

Total increase	269,437,226	5,185,934

Net Assets:
Beginning of period	75,602,597	70,416,663

End of period(a)	$345,039,823	$75,602,597

(a) Includes undistributed net investment income of:	$1,121,255	$304,002

See Notes to Financial Statements.

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund, Prudential Global Tactical Allocation Fund, Prudential Real Assets Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Global Tactical Allocation Fund and Prudential Real Assets Fund are not presented herein.

The Fund’s primary investment objective is long-term growth of capital.

Effective June 19, 2015, the Target Large Capitalization Value Portfolio of The Target Portfolio Trust, merged into the Prudential Strategic Value Fund of Prudential Investment Portfolios 3.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

22

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% of the Fund’s average daily net assets for the six months ended August 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement was .74%.

Through May 16, 2013, PI contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions) of the Fund’s average daily net assets. Effective June 19, 2015, Prudential Investments LLC (PI), as manager of the Fund, has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2016 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B, C and R shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed until June 30, 2016, to limit such fees related to Class A and

26

Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares.

PIMS has advised the Fund that it has received $8,216 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2015, it received $903 and $435 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2015, were $263,991,853 and $271,684,761, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2015 were as follows:

Tax Basis	$332,247,603

Appreciation	31,635,936
Depreciation	(19,924,674)

Net Unrealized Appreciation	$11,711,262

Prudential Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2015, PI owned 680 Class R shares of the Fund.

28

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2015:
Shares sold	36,790	$536,910
Shares issued in reinvestment of dividends and distributions	52,240	758,962
Shares reacquired	(108,619)	(1,565,727)

Net increase (decrease) in shares outstanding before conversion	(19,589)	(269,855)
Shares issued upon conversion from other share class(es)	5,372	77,593
Shares reacquired upon conversion into other share class(es)	(9,038)	(130,068)

Net increase (decrease) in shares outstanding	(23,255)	$(322,330)

Year ended February 28, 2015:
Shares sold	94,109	$1,423,907
Shares issued in reinvestment of dividends and distributions	141,351	2,052,969
Shares reacquired	(173,646)	(2,637,580)

Net increase (decrease) in shares outstanding before conversion	61,814	839,296
Shares issued upon conversion from other share class(es)	10,932	165,457
Shares reacquired upon conversion into other share class(es)	(9,314)	(147,134)

Net increase (decrease) in shares outstanding	63,432	$857,619

Class B
Six months ended August 31, 2015:
Shares sold	1,119	$15,691
Shares issued in reinvestment of dividends and distributions	2,681	36,860
Shares reacquired	(6,931)	(95,851)

Net increase (decrease) in shares outstanding before conversion	(3,131)	(43,300)
Shares reacquired upon conversion into other share class(es)	(5,675)	(77,593)

Net increase (decrease) in shares outstanding	(8,806)	$(120,893)

Year ended February 28, 2015:
Shares sold	16,389	$233,759
Shares issued in reinvestment of dividends and distributions	7,654	105,637
Shares reacquired	(28,108)	(399,028)

Net increase (decrease) in shares outstanding before conversion	(4,065)	(59,632)
Shares reacquired upon conversion into other share class(es)	(11,323)	(163,018)

Net increase (decrease) in shares outstanding	(15,388)	$(222,650)

Prudential Strategic Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2015:
Shares sold	12,477	$169,263
Shares issued in reinvestment of dividends and distributions	32,544	447,153
Shares reacquired	(87,971)	(1,187,533)

Net increase (decrease) in shares outstanding before conversion	(42,950)	(571,117)
Shares reacquired upon conversion into other share class(es)	(7,657)	(104,220)

Net increase (decrease) in shares outstanding	(50,607)	$(675,337)

Year ended February 28, 2015:
Shares sold	78,026	$1,117,929
Shares issued in reinvestment of dividends and distributions	86,203	1,188,333
Shares reacquired	(100,185)	(1,451,022)

Net increase (decrease) in shares outstanding before conversion	64,044	855,240
Shares reacquired upon conversion into other share class(es)	(1,948)	(28,562)

Net increase (decrease) in shares outstanding	62,096	$826,678

Class R
Period ended August 31, 2015*
Shares sold	716,816	$10,181,798
Shares issued in merger	15,377,640	226,205,087
Shares reacquired	(707,149)	(10,096,691)

Net increase (decrease) in shares outstanding	15,387,307	$226,290,194

Class Z
Six months ended August 31, 2015:
Shares sold	99,862	$1,422,174
Shares issued in merger	5,778,905	85,007,695
Shares issued in reinvestment of dividends and distributions	73,546	1,088,474
Shares reacquired	(982,033)	(14,348,749)

Net increase (decrease) in shares outstanding before conversion	4,970,280	73,169,594
Shares issued upon conversion from other share class(es)	15,980	234,288

Net increase (decrease) in shares outstanding	4,986,260	$73,403,882

Year ended February 28, 2015:
Shares sold	197,017	$3,024,604
Shares issued in reinvestment of dividends and distributions	217,976	3,217,695
Shares reacquired	(289,308)	(4,476,329)

Net increase (decrease) in shares outstanding before conversion	125,685	1,765,970
Shares issued upon conversion from other share class(es)	10,978	175,696
Shares reacquired upon conversion into other share class(es)	(166)	(2,439)

Net increase (decrease) in shares outstanding	136,497	$1,939,227

*	Commencement of offering was June 19, 2015.

30

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the period end, the SCA has been renewed effective October 8, 2015, and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2015. The Fund had an average outstanding balance of $3,683,700 for 10 days at an average interest rate of 1.44%. The maximum amount of loan outstanding during the period was $5,564,000. At August 31, 2015, the Fund did not have an outstanding loan amount.

Note 8. Reorganization

On June 5, 2015, shareholders of the Target Large Capitalization Value Portfolio (the “merged portfolio”) approved the reorganization of the merged portfolio into the Prudential Strategic Value Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the portfolio were exchanged for shares of the Fund and the shareholders of the portfolio are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged fund had total investments cost and value of $237,473,297 and $311,001,296, respectively, representing the principal assets acquired by the acquiring fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Portfolio		Acquiring Fund
Target Large Capitalization Value Portfolio		Prudential Strategic Value Fund
Class	Shares	Class	Shares	Value
R	13,546,350	R	15,377,640	$226,205,087
T	5,077,401	Z	5,778,905	85,007,695

Prudential Strategic Value Fund	31

Notes to Financial Statements

(Unaudited) continued

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Large Capitalization Value Portfolio			Prudential Strategic Value Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$226,205,087	$35,918,698	R	$—
T	85,007,695	37,609,301	Z	33,309,479

Assuming the acquisition had been completed on March 1, 2015, the Fund’s results of operations for the six months ended August 31, 2015 were as follows:

Net investment income	$2,618,795	(a)
Net realized and unrealized loss on investments	(26,817,729	)(b)

	$(24,198,934)

(a)	$1,125,451, as reported in the Statement of Operations, plus $1,298,641 Net Investment Income from the Portfolio pre-merger, plus $194,703 of pro-forma eliminated expenses.
(b)	$(27,870,887), as reported in the Statement of Operations, plus $1,053,158 Net Realized and Unrealized Gain (Loss) on Investments from Target Large Capitalization Value Portfolio pre-merger.

Because both the merged portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 19, 2015.

32

Note 9. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Strategic Value Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.83	$14.51	$11.91	$10.59	$10.56	$8.77
Net investment income	.08	.15	.13	.13	.09	.07
Net realized and unrealized gain (loss) on investment transactions	(1.03)	1.59	2.66	1.27	.02	1.74
Total from investment operations	(.95)	1.74	2.79	1.40	.11	1.81
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.11)	(.19)	(.08)	(.08)	(.02)
Distributions from net realized gains	(.43)	(1.31)	-	-	-	-
Total dividends and distributions	(.49)	(1.42)	(.19)	(.08)	(.08)	(.02)
Net asset value, end of period	$13.39	$14.83	$14.51	$11.91	$10.59	$10.56
Total Return(b):	(6.64)%	12.32%	23.56%	13.39%	1.14%	20.71%

Ratio/Supplemental Data:
Net assets, end of period (000)	$21,365	$24,001	$22,562	$19,326	$19,543	$23,696
Average net assets (000)	$23,412	$23,710	$21,289	$18,547	$20,310	$22,888
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.26% (d)	1.40%	1.42%	1.52%	1.80%	1.78%
Expenses before fee waivers and/or expense reimbursement	1.35% (d)	1.47%	1.49%	1.57%	1.85%	1.83%
Net investment income	1.08% (d)	1.01%	.99%	1.19%	.89%	.81%
Portfolio turnover rate	135% (e)	58%	77%	47%	36%	19%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.06	$13.83	$11.36	$10.13	$10.12	$8.45
Net investment income	.02	.04	.03	.05	.01	- (d)
Net realized and unrealized gain (loss) on investment transactions	(.96)	1.51	2.54	1.22	.02	1.68
Total from investment operations	(.94)	1.55	2.57	1.27	.03	1.68
Less Dividends and Distributions:
Dividends from net investment income	(.05)	(.01)	(.10)	(.04)	(.02)	(.01)
Distributions from net realized gains	(.43)	(1.31)	-	-	-	-
Total dividends and distributions	(.48)	(1.32)	(.10)	(.04)	(.02)	(.01)
Net asset value, end of period	$12.64	$14.06	$13.83	$11.36	$10.13	$10.12
Total Return(b):	(6.98)%	11.46%	22.72%	12.55%	.34%	19.93%

Ratio/Supplemental Data:
Net assets, end of period (000)	$1,046	$1,287	$1,478	$1,330	$1,223	$1,574
Average net assets (000)	$1,167	$1,368	$1,311	$1,155	$1,363	$1,623
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	2.02% (e)	2.15%	2.17%	2.27%	2.55%	2.53%
Expenses before fee waivers and/or expense reimbursement	2.07% (e)	2.17%	2.19%	2.27%	2.55%	2.53%
Net investment income	.33% (e)	.25%	.25%	.46%	.13%	.05%
Portfolio turnover rate	135% (f)	58%	77%	47%	36%	19%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $0.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.05	$13.82	$11.35	$10.13	$10.11	$8.45
Net investment income	.02	.04	.03	.04	.01	.01
Net realized and unrealized gain (loss) on investment transactions	(.96)	1.51	2.54	1.22	.03	1.66
Total from investment operations	(.94)	1.55	2.57	1.26	.04	1.67
Less Dividends and Distributions:
Dividends from net investment income	(.05)	(.01)	(.10)	(.04)	(.02)	(.01)
Distributions from net realized gains	(.43)	(1.31)	-	-	-	-
Total dividends and distributions	(.48)	(1.32)	(.10)	(.04)	(.02)	(.01)
Net asset value, end of period	$12.63	$14.05	$13.82	$11.35	$10.13	$10.11
Total Return(b):	(6.98)%	11.47%	22.74%	12.45%	.43%	19.81%

Ratio/Supplemental Data:
Net assets, end of period (000)	$12,208	$14,289	$13,196	$11,080	$11,187	$13,016
Average net assets (000)	$13,589	$14,061	$12,277	$10,623	$11,395	$12,279
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	2.02% (d)	2.15%	2.17%	2.27%	2.55%	2.53%
Expenses before fee waivers and/or expense reimbursement	2.07% (d)	2.17%	2.19%	2.27%	2.55%	2.53%
Net investment income	.33 (d)	.26%	.23%	.44%	.14%	.06%
Portfolio turnover rate	135% (e)	58%	77%	47%	36%	19%

(a) Calculation based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	June 19, 2015(a) through August 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.71
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	(1.11)
Total from investment operations	(1.08)
Net asset value, end of period	$13.63
Total Return(c):	(7.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$209,787
Average net assets (000)	$219,449
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.56%	(e)
Net investment income	1.14%	(e)
Portfolio turnover rate	135%	(f)

(a) Commencement of Operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.09	$14.74	$12.09	$10.75	$10.72	$8.88
Net investment income	.11	.20	.17	.16	.11	.10
Net realized and unrealized gain (loss) on investment transactions	(1.05)	1.61	2.70	1.29	.02	1.77
Total from investment operations	(.94)	1.81	2.87	1.45	.13	1.87
Less Dividends and Distributions:
Dividends from net investment income	(.07)	(.15)	(.22)	(.11)	(.10)	(.03)
Distributions from net realized gains	(.43)	(1.31)	-	-	-	-
Total dividends and distributions	(.50)	(1.46)	(.22)	(.11)	(.10)	(.03)
Net asset value, end of period	$13.65	$15.09	$14.74	$12.09	$10.75	$10.72
Total Return(b):	(6.49)%	12.61%	23.91%	13.71%	1.34%	21.07%

Ratio/Supplemental Data:
Net assets, end of period (000)	$100,634	$36,026	$33,181	$25,066	$20,492	$1,565
Average net assets (000)	$63,425	$34,823	$29,528	$21,961	$2,517	$1,345
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	.91% (d)	1.15%	1.17%	1.27%	1.43%	1.53%
Expenses before fee waivers and/or expense reimbursement	.98% (d)	1.17%	1.19%	1.27%	1.43%	1.53%
Net investment income	1.47% (d)	1.27%	1.23%	1.47%	1.33%	1.07%
Portfolio turnover rate	135% (e)	58%	77%	47%	36%	19%

(a) Calculation based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2014 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund/Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PI agreed to waive up to 0.17% to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 and certain other fees) of the Fund’s average net assets through June 30, 2016 upon shareholder approval of the reorganization of the Target Large Capitalization Value Portfolio into the Fund.

•

The Board noted information provided by PI which indicated that if the expense cap, which was not implemented until 2015, had been in effect during 2014, the Fund’s net total expenses would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

[2]

The Fund was compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Prudential Strategic Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405

MF502E2    0283773-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide. CoreCommodity Management LLC is a subadviser to the Fund and not a Prudential Financial company.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

Prudential Real Assets Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
	Six Months	One Year	Since Inception
Class A	–7.39%	–11.39%	3.67% (12/30/10)
Class B	–7.78	–12.03	0.21 (12/30/10)
Class C	–7.79	–12.05	0.10 (12/30/10)
Class Q	–7.26	N/A	–7.17 (1/23/15)
Class Z	–7.38	–11.14	4.90 (12/30/10)
Customized Blend Index	–7.62	–12.24	—
Barclays US TIPS Index	–2.08	–2.73	—
Lipper Flexible Portfolio Funds Average*	–5.80	–5.93	—
Lipper Customized Average*	–8.81	–15.65	—

Average Annual Total Returns (With Sales Charges) as of 9/30/15
		One Year	Since Inception
Class A		–14.36%	–0.93% (12/30/10)
Class B		–14.54	–0.68 (12/30/10)
Class C		–10.91	–0.48 (12/30/10)
Class Q		N/A	N/A (1/23/15)
Class Z		–9.22	0.51 (12/30/10)
Customized Blend Index		–8.65	—
Barclays US TIPS Index		–0.83	—
Lipper Flexible Portfolio Funds Average*		–5.59	—
Lipper Customized Average*		–14.15	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

*The Fund’s performance is compared to a customized Lipper Average (Customized Average) comprised of real assets funds, although Lipper classifies the Fund in its Flexible Portfolio Funds Average. The Fund is compared to the Customized Average because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend (ND) Index (33.3%), and Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of a corresponding asset class of the Fund. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend (ND) Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The cumulative total returns for the Customized Blend Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 8/31/15 are –3.33% and –7.20% for Class Q shares. The average annual total returns for the Customized Blend Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 9/30/15 are –0.93%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Barclays US TIPS Index

The Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury. The cumulative total returns for the TIPS Index

Prudential Real Assets Fund	3

Your Fund’s Performance (continued)

measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 8/31/15 are 14.82% and –3.26% for Class Q shares. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 9/30/15 are 2.82%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Lipper Flexible Portfolio Funds Average

The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds category for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 8/31/15 are 25.60% and –3.10% for Class Q shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 9/30/15 are 4.05%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Lipper Customized Average

The Fund is compared to a custom Lipper Universe comprised of real assets funds, although Lipper classifies the Fund in its Flexible Portfolio Funds Performance Universe. The Fund is compared to a custom Lipper Universe of real assets funds because PI believes that these funds provide a more appropriate basis for Fund performance comparisons. The cumulative total returns for the Lipper Customized Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 8/31/15 are –5.74% and –7.50% for Class Q shares. The average annual total returns for the Lipper Customized Average measured from the month-end closest to the inception date for Class A, B, C, and Z shares through 9/30/15 are –2.19%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/15
Prudential International Real Estate Fund (Class Z), Affiliated Mutual Funds	15.7%
Prudential US Real Estate Fund (Class Z), Affiliated Mutual Funds	13.2
Prudential Jennison Global Infrastructure Fund (Class Z), Affiliated Mutual Funds	12.8
US Treasury Inflation Indexed Bonds, TIPS, 0.125%, 04/15/17-07/15/24, US Treasury Obligations	9.2
Prudential Jennison MLP Fund (Class Z), Affiliated Mutual Funds	5.2

Holdings reflect only long-term investments and are subject to change.

Allocation expressed as a percentage of net assets as of 8/31/15
Affiliated Mutual Funds	59.2%
US Treasury Obligations	26.5

Allocation reflects only long-term investments and is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Real Assets Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$926.10	1.25%	$6.05
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

Class B	Actual	$1,000.00	$922.20	2.00%	$9.66
	Hypothetical	$1,000.00	$1,015.08	2.00%	$10.13

Class C	Actual	$1,000.00	$922.10	2.00%	$9.66
	Hypothetical	$1,000.00	$1,015.08	2.00%	$10.13

Class Q	Actual	$1,000.00	$927.40	0.92%	$4.46
	Hypothetical	$1,000.00	$1,020.51	0.92%	$4.67

Class Z	Actual	$1,000.00	$926.20	1.00%	$4.84
	Hypothetical	$1,000.00	$1,020.11	1.00%	$5.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period.) Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.07%	1.25%
B	2.77	2.00
C	2.77	2.00
Q	1.65	0.92
Z	1.77	1.00

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. These figures include a weighted average of the net operating expenses of the underlying Funds in which the Fund invests. Such expenses, annualized, amounted to 0.77% for each share class, of which 0.07% relates to the tax expense associated with the underlying Prudential Jennison MLP Fund. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Real Assets Fund	7

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description			Shares	Value (Note 1)
LONG-TERM INVESTMENTS 85.7%

AFFILIATED MUTUAL FUNDS 59.2%
Prudential Floating Rate Income Fund (Class Z)			497,125	$4,906,627
Prudential International Real Estate Fund (Class Z)			2,577,399	25,103,868
Prudential Jennison Global Infrastructure Fund (Class Z)			1,780,170	20,507,562
Prudential Jennison MLP Fund (Class Z)			893,043	8,376,745
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*			190,825	6,516,661
Prudential Short Duration High Yield Income Fund (Class Q)			887,048	8,178,579
Prudential US Real Estate Fund (Class Z)			1,614,189	21,178,160

TOTAL AFFILIATED MUTUAL FUNDS (cost $96,644,983)(a)				94,768,202

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS 26.5%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/17-07/15/24	14,385	14,672,548
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	135	131,181
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23	580	587,206
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	195	176,852
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21-01/15/24	4,180	4,362,695
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,125	1,077,218
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	3,190	3,625,160
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20-02/15/44	2,465	2,706,833
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	01/15/18	1,060	1,251,953
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	2,065	2,808,497
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/19	375	445,454
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40-02/15/41	645	863,313
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/17-01/15/27	4,895	6,615,789
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	07/15/16-01/15/29	1,300	1,719,637
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	115	226,795
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	570	1,149,959

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,919,679)				42,421,090

TOTAL LONG-TERM INVESTMENTS (cost $139,564,662)				137,189,292

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 11.1%

U.S. TREASURY OBLIGATIONS(b)(c) 10.3%
U.S. Treasury Bills	0.004%	10/08/15	7,500	$7,499,845
U.S. Treasury Bills(d)	0.060	11/19/15	1,900	1,899,977
U.S. Treasury BIlls	0.075	11/19/15	6,600	6,599,921
U.S. Treasury Bills(d)	0.080	12/17/15	100	99,982
U.S. Treasury Bills(d)	0.100	12/17/15	100	99,982
U.S. Treasury Bills(d)	0.151	09/17/15	200	199,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,398,570)				16,399,705

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND 0.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,275,016)(a)			1,275,016	1,275,016

TOTAL SHORT-TERM INVESTMENTS (cost $17,673,586) (Note 3)				17,674,721

TOTAL INVESTMENTS 96.8% (cost $157,238,248; Note 5)				154,864,013
Other assets in excess of liabilities(e) 3.2%				5,178,598

NET ASSETS 100.0%				$160,042,611

The following abbreviations are used in the portfolio descriptions:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. Dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Consolidated Financial Statements.

10

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at August 31, 2015(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(2)
	Long Positions:
34	Brent Crude	Nov. 2015	$1,990,223	$1,869,660	$(120,563)
7	Coffee ‘C’	Dec. 2015	363,441	326,288	(37,153)
23	Copper	Dec. 2015	1,438,487	1,344,062	(94,425)
69	Corn	Dec. 2015	1,318,816	1,294,612	(24,204)
6	Cotton No. 2	Dec. 2015	195,405	189,000	(6,405)
10	Gasoline RBOB	Nov. 2015	606,791	618,912	12,121
3	Gasoline RBOB	Dec. 2015	196,043	183,469	(12,574)
44	Gold 100 OZ	Dec. 2015	4,941,957	4,983,000	41,043
8	Hard Red Winter Wheat	Dec. 2015	203,138	195,100	(8,038)
6	Lean Hogs	Oct. 2015	152,905	163,260	10,355
1	Lean Hogs	Dec. 2015	23,650	25,450	1,800
1	Lean Hogs	Aug. 2016	30,670	30,940	270
5	Live Cattle	Oct. 2015	300,690	286,400	(14,290)
1	Live Cattle	Jun. 2016	58,590	54,230	(4,360)
3	LME Nickel	Sep. 2015	226,203	180,684	(45,519)
2	LME Nickel	Nov. 2015	130,557	120,708	(9,849)
3	LME Nickel	Dec. 2015	215,886	181,134	(34,752)
2	LME Nickel	Mar. 2016	132,369	121,068	(11,301)
12	LME PRI Aluminum	Sep. 2015	518,966	478,650	(40,316)
11	LME PRI Aluminum	Nov. 2015	438,524	440,481	1,957
13	LME PRI Aluminum	Dec. 2015	596,141	523,900	(72,241)
13	LME PRI Aluminum	Mar. 2016	561,239	527,475	(33,764)
5	LME Zinc	Sep. 2015	263,625	226,219	(37,406)
5	LME Zinc	Nov. 2015	230,188	226,313	(3,875)
1	LME Zinc	Dec. 2015	54,075	45,237	(8,838)
2	LME Zinc	Mar. 2016	105,374	90,850	(14,524)
79	Natural Gas	Nov. 2015	2,343,285	2,181,190	(162,095)
16	No. 2 Soft Red Winter Wheat	Dec. 2015	421,346	388,000	(33,346)
2	No. 2 Soft Red Winter Wheat	Mar. 2016	51,375	49,025	(2,350)
12	NY Harbor ULSD	Nov. 2015	804,346	866,073	61,727
15	Silver	Dec. 2015	1,147,760	1,093,950	(53,810)
15	Soybean	Nov. 2015	704,600	665,625	(38,975)
3	Soybean	Mar. 2016	149,275	134,063	(15,212)
9	Soybean Meal	Dec. 2015	285,010	280,170	(4,840)
1	Soybean Meal	Mar. 2016	30,800	30,690	(110)

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(2)
	Long Positions (cont’d):
23	Soybean Oil	Dec. 2015	$453,228	$389,850	$(63,378)
6	Soybean Oil	Jan. 2016	116,721	102,636	(14,085)
50	Sugar #11 (World)	Oct. 2015	677,589	598,640	(78,949)
40	WTI Crude	Nov. 2015	1,804,760	1,997,200	192,440

					(779,834)

	Short Positions:
3	LME Nickel	Sep. 2015	195,108	180,684	14,424
3	LME Nickel	Dec. 2015	197,070	181,134	15,936
12	LME PRI Aluminum	Sep. 2015	472,907	478,650	(5,743)
13	LME PRI Aluminum	Dec. 2015	590,880	523,900	66,980
2	LME PRI Aluminum	Mar. 2016	80,715	81,150	(435)
5	LME Zinc	Sep. 2015	229,294	226,219	3,075
1	LME Zinc	Dec. 2015	54,375	45,237	9,138

					103,375

					$(676,459)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury obligations with a combined market value of $1,899,977 and $399,962 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. to cover requirements for open futures contracts at August 31, 2015. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of August 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

12

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$96,043,218	$—	$—
U.S. Treasury Obligations	—	58,820,795	—
Other Financial Instruments*
Commodity Futures Contracts	(676,459)	—	—

Total	$95,366,759	$58,820,795	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2015 were as follows:

Affiliated Mutual Funds	60.0%
U.S. Treasury Obligations	36.8

96.8
Other assets in excess of liabilities	3.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2015 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$431,266	*	Due from/to broker— variation margin futures	$1,107,725	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(2,442,126)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(473,033)

For the six months ended August 31, 2015, the Fund’s average value at trade date for futures long position was $21,064,816 and for futures short position was $1,519,404.

See Notes to Consolidated Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2015

Prudential Real Assets Fund

Consolidated Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value:
Affiliated investments (cost $97,919,999)	$96,043,218
Unaffiliated investments (cost $59,318,249)	58,820,795
Cash	5,212,753
Receivable for investments sold	2,325,270
Due from broker—variation margin futures	371,418
Dividends and interest receivable	65,318
Receivable for Fund shares sold	39,270

Total assets	162,878,042

Liabilities
Payable for investments purchased	2,693,665
Accrued expenses and other liabilities	90,316
Payable for Fund shares reacquired	33,466
Affiliated transfer agent fee payable	10,540
Distribution fee payable	6,726
Management fee payable	718

Total liabilities	2,835,431

Net Assets	$160,042,611

Net assets were comprised of:
Shares of beneficial interest, at par	$17,120
Paid-in capital in excess of par	173,034,101

173,051,221
Undistributed net investment income	173,462
Accumulated net realized loss on investment transactions	(10,131,793)
Net unrealized depreciation on investments	(3,050,279)

Net assets, August 31, 2015	$160,042,611

See Notes to Consolidated Financial Statements.

16

Class A
Net asset value and redemption price per share, ($10,369,392 ÷ 1,110,522 shares of beneficial interest issued and outstanding) Maximum sales charge 5.50% of offering price)	$9.34 .54

Maximum offering price to public	$9.88

Class B
Net asset value, offering price and redemption price per share, ($1,205,639 ÷ 129,401 shares of beneficial interest issued and outstanding)	$9.32

Class C
Net asset value, offering price and redemption price per share, ($3,889,938 ÷ 417,736 shares of beneficial interest issued and outstanding)	$9.31

Class Q
Net asset value, offering price and redemption price per share, ($53,155,712 ÷ 5,686,785 shares of beneficial interest issued and outstanding)	$9.35

Class Z
Net asset value, offering price and redemption price per share, ($91,421,930 ÷ 9,775,974 shares of beneficial interest issued and outstanding)	$9.35

Prudential Real Assets Fund	17

Consolidated Statement of Operations

Six Months Ended August 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$736,880
Affiliated dividend income	564,501

Total income	1,301,381

Expenses
Management fee	473,537
Distribution fee—Class A	17,082
Distribution fee—Class B	6,723
Distribution fee—Class C	22,325
Transfer agent’s fees and expenses (including affiliated expense of $31,000)	47,000
Custodian and accounting fees	43,000
Registration fees	34,000
Audit fee	24,000
Shareholders’ reports	18,000
Legal fees and expenses	12,000
Trustees’ fees	8,000
Loan interest expense	68
Miscellaneous	8,780

Total expenses	714,515
Less: Management fee waiver and/or expense reimbursement	(516,829)
Distribution fee waiver—Class A	(2,847)

Net expenses	194,839

Net investment income	1,106,542

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated ($137,854))	(401,059)
Futures transactions	(2,442,126)

(2,843,185)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated ($8,134,947))	(9,375,768)
Futures	(473,033)
Foreign currencies	772

(9,848,029)

Net loss on investments	(12,691,214)

Net Decrease In Net Assets Resulting From Operations	$(11,584,672)

See Notes to Consolidated Financial Statements.

18

Consolidated Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,106,542	$1,027,178
Net realized loss on investment and foreign currency transactions	(2,843,185)	(1,690,267)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,848,029)	2,693,094

Net increase (decrease) in net assets resulting from operations	(11,584,672)	2,030,005

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(35,266)	(141,904)
Class B	(218)	(8,169)
Class C	(718)	(25,038)
Class Q	(246,764)	—
Class Z	(397,560)	(1,453,664)

	(680,526)	(1,628,775)

Distributions from net realized gains
Class A	(36,717)	(721,781)
Class B	(4,281)	(85,612)
Class C	(14,702)	(216,138)
Class Q	(32)	—
Class Z	(307,469)	(4,211,276)

	(363,201)	(5,234,807)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	66,322,864	41,756,226
Net asset value of shares issued in reinvestment of dividends and distributions	1,040,465	6,849,358
Cost of shares reacquired	(12,001,986)	(11,972,235)

Net increase in net assets from Fund share transactions	55,361,343	36,633,349

Total increase	42,732,944	31,799,772

Net Assets:
Beginning of period	117,309,667	85,509,895

End of period (a)	$160,042,611	$117,309,667

(a) Includes undistributed net investment income of:	$173,462	$—

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2015, the Trust consisted of five investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Global Tactical Allocation Fund, Prudential Real Assets Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

20

Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2015, the Fund held $21,987,855 in the Subsidiary, representing 13.7% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements

(Unaudited) continued

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (“P-Notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide

22

these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

24

affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

26

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund. For the six months ended August 31, 2015, waivers and/or expense reimbursements exceeded the management fee rate.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into two separate Subadvisory Agreements with QMA and Core relating to the Subsidiary.

PI had contractually agreed to limit net annual fund operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses of each class of shares) to 1.50% of the

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

Fund’s average daily net assets. Effective on May 16, 2013, the expense limit was reduced to .95% of the Fund’s average daily net assets. Effective on January 23, 2015, the expense limit (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses) was reduced to .85% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $4,049 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2015, it received $2,847 and $965 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PIM, and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

28

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2015, aggregated $92,443,451 and $40,853,870 respectively. United States government securities represent $40,013,716 and $25,696,070 of those purchases and sales, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended August 31, 2015 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Prudential Floating Rate Income Fund (Class Z)	$—	$5,070,271	$105,200	$38,071	$4,906,627
Prudential International Real Estate Fund (Class Z)	17,270,560	10,707,400	706,600	—	25,103,868
Prudential Jennison Global Infrastructure Fund (Class Z)	16,748,540	8,119,259	2,640,300	88,860	20,507,562
Prudential Jennison MLP Fund (Class Z)	5,286,575	7,453,415	3,377,800	163,315	8,376,745
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,372,856	6,106,100	715,500	—	6,516,661
Prudential US Real Estate Fund (Class Z)	18,152,623	8,623,881	3,680,200	73,381	21,178,160
Prudential Short Duration High Yield Income Fund (Class Q)	5,937,914	6,349,409	3,932,200	199,309	8,178,579

	$65,769,068	$52,429,735	$15,157,800	$562,936	$94,768,202

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2015 were as follows:

Tax Basis	$157,882,058

Appreciation	1,281,393
Depreciation	(4,299,438)

Net Unrealized Depreciation	$(3,018,045)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

30

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2015, Prudential owned 993 Class Q and 4,487,868 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2015:
Shares sold	154,509	$1,529,492
Shares issued in reinvestment of dividends and distributions	7,028	69,299
Shares reacquired	(170,637)	(1,677,410)

Net increase (decrease) in shares outstanding before conversion	(9,100)	(78,619)
Shares issued upon conversion from other share classes	237	2,345
Shares reacquired upon conversion into other share classes	(3,040)	(29,645)

Net increase (decrease) in shares outstanding	(11,903)	$(105,919)

Year ended February 28, 2015:
Shares sold	724,039	$7,596,748
Shares issued in reinvestment of dividends and distributions	82,327	858,195
Shares reacquired	(234,449)	(2,444,947)

Net increase (decrease) in shares outstanding before conversion	571,917	6,009,996
Shares issued upon conversion from Class B	435	4,593
Shares reacquired upon conversion into Class Z	(586,437)	(6,305,783)

Net increase (decrease) in shares outstanding	(14,085)	$(291,194)

Class B
Six months ended August 31, 2015:
Shares sold	2,541	$25,000
Shares issued in reinvestment of dividends and distributions	438	4,416
Shares reacquired	(15,420)	(153,469)

Net increase (decrease) in shares outstanding before conversion	(12,441)	(124,053)
Shares reacquired upon conversion into other share classes	(238)	(2,345)

Net increase (decrease) in shares outstanding	(12,679)	$(126,398)

Year ended February 28, 2015:
Shares sold	6,696	$72,030
Shares issued in reinvestment of dividends and distributions	8,858	92,275
Shares reacquired	(15,830)	(164,195)

Net increase (decrease) in shares outstanding before conversion	(276)	110
Shares reacquired upon conversion into Class A	(435)	(4,593)

Net increase (decrease) in shares outstanding	(711)	$(4,483)

Prudential Real Assets Fund	31

Notes to Consolidated Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2015:
Shares sold	35,901	$353,466
Shares issued in reinvestment of dividends and distributions	1,530	15,396
Shares reacquired	(79,922)	(782,484)

Net increase (decrease) in shares outstanding	(42,491)	$(413,622)

Year ended February 28, 2015:
Shares sold	190,532	$2,000,952
Shares issued in reinvestment of dividends and distributions	23,164	240,739
Shares reacquired	(104,370)	(1,084,593)

Net increase (decrease) in shares outstanding	109,326	$1,157,098

Class Q
Six months ended August 31, 2015:
Shares sold	5,660,039	$56,260,786
Shares issued in reinvestment of dividends and distributions	25,761	246,796
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	5,685,800	$56,507,582

Period ended February 28, 2015*:
Shares sold	985.2	$10,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	985.2	$10,000

Class Z
Six months ended August 31, 2015:
Shares sold	820,687	$8,154,120
Shares issued in reinvestment of dividends and distributions	71,699	704,558
Shares reacquired	(936,437)	(9,388,623)

Net increase (decrease) in shares outstanding before conversion	(44,051)	(529,945)
Shares issued upon conversion from other share classes	3,034	29,645

Net increase (decrease) in shares outstanding	(41,017)	$(500,300)

Year ended February 28, 2015:
Shares sold	3,078,116	$32,076,496
Shares issued in reinvestment of dividends and distributions	545,630	5,658,149
Shares reacquired	(791,238)	(8,278,500)

Net increase (decrease) in shares outstanding before conversion	2,832,508	29,456,145
Shares issued upon conversion from Class A	585,211	6,305,783

Net increase (decrease) in shares outstanding	3,417,719	$35,761,928

*	Commencement of offering was January 23, 2015.

32

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal period end, the SCA has been renewed effective October 8, 2015, and will continue to provide a commitment of $900 million through October 6, 2016. Effective October 8, 2015, the Funds pay an annualized commitment fee of .11% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended August 31, 2015. The average daily balance for the 2 days that the Fund had loans outstanding during the period was $847,000, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding during the period was $1,337,000. At August 31, 2015, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Real Assets Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,	Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.15	$10.64	$10.51	$10.29	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07	.11	.10	.05	.01	(.01)
Net realized and unrealized gain (loss) on investments	(.82)	.12	.11	.26	.24	.19
Total from investment operations	(.75)	.23	.21	.31	.25	.18
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.13)	(.08)	(.09)	(.14)	-
Distributions from net realized gains	(.03)	(.59)	-	-	-	-
Total dividends and distributions	(.06)	(.72)	(.08)	(.09)	(.14)	-
Net Asset Value, end of period	$9.34	$10.15	$10.64	$10.51	$10.29	$10.18
Total Return(a):	(7.39)%	2.15%	2.01%	2.99%	2.46%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,369	$11,396	$12,094	$15,148	$12,796	$794
Average net assets (000)	$11,326	$12,020	$13,203	$13,700	$9,183	$115
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.48% (e)	.47%	.81%	1.28%	1.46%	1.45%	(e)
Expenses before waivers and/or expense reimbursement	1.30% (e)	1.37%	1.43%	1.46%	1.84%	4.98%	(e)
Net investment income (loss)	1.31% (e)	1.00%	.93%	.45%	.09%	(.42)%	(e)
Portfolio turnover rate	36% (f)	67%	114%	45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

34

Class B Shares
	Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,	December 30, 2010(d) through February 28,
	2015		2015	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.14		$10.62	$10.49		$10.29	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03		.02	.02		(.03)	(.08)	(.02)
Net realized and unrealized gain (loss) on investments	(.82)		.15	.11		.25	.26	.19
Total from investment operations	(.79)		.17	.13		.22	.18	.17
Less Dividends and Distributions:
Dividends from net investment income	-	(g)	(.06)	-	(g)	(.02)	(.06)	-
Distributions from net realized gains	(.03)		(.59)	-		-	-	-
Total dividends and distributions	(.03)		(.65)	-	(g)	(.02)	(.06)	-
Net Asset Value, end of period	$9.32		$10.14	$10.62		$10.49	$10.29	$10.17
Total Return(a):	(7.78)%		1.48%	1.25%		2.16%	1.78%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,206		$1,440	$1,517		$1,490	$1,035	$76
Average net assets (000)	$1,337		$1,548	$1,421		$1,376	$633	$47
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.22%	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.00%	(e)	2.07%	2.13%		2.16%	2.51%	5.68%	(e)
Net investment income (loss)	.54%	(e)	.23%	.22%		(.30)%	(.82)%	(1.36)%	(e)
Portfolio turnover rate	36%	(f)	67%	114%		45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,	December 30, 2010(d) through February 28,
	2015		2015	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.13		$10.62	$10.48		$10.28	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03		.01	.02		(.03)	(.07)	(.02)
Net realized and unrealized gain on investments	(.82)		.15	.12		.25	.25	.18
Total from investment operations	(.79)		.16	.14		.22	.18	.16
Less Dividends and Distributions:
Dividends from net investment income	-	(g)	(.06)	-	(g)	(.02)	(.06)	-
Distributions from net realized gains	(.03)		(.59)	-		-	-	-
Total dividends and distributions	(.03)		(.65)	-	(g)	(.02)	(.06)	-
Net Asset Value, end of period	$9.31		$10.13	$10.62		$10.48	$10.28	$10.16
Total Return(a):	(7.79)%		1.38%	1.35%		2.17%	1.79%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,890		$4,663	$3,726		$4,451	$3,856	$549
Average net assets (000)	$4,441		$4,320	$4,116		$4,110	$2,558	$114
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.22%	1.56%		2.03%	2.21%	2.20%	(e)
Expenses before waivers and/or expense reimbursement	2.00%	(e)	2.07%	2.13%		2.16%	2.53%	5.68%	(e)
Net investment income (loss)	.55%	(e)	.14%	.17%		(.27)%	(.74)%	(1.07)%	(e)
Portfolio turnover rate	36%	(f)	67%	114%		45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Consolidated Financial Statements.

36

Class Q Shares
	Six Months Ended August 31, 2015	January 23, 2015(d) through February 28, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	.11	(.04)
Net realized and unrealized gain (loss) on investments	(.85)	.05
Total from investment operations	(.74)	.01
Less Dividends and Distributions:
Dividends from net investment income	(.04)	-
Distributions from net realized gains	(.03)	-
Total dividends and distributions	(.07)	-
Net Asset Value, end of period	$9.35	$10.16
Total Return(a):	(7.26)%	0.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,156	$10
Average net assets (000)	$22,374	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.15% (e)	.15%	(e)
Expenses before waivers and/or expense reimbursement	.88% (e)	1.06%	(e)
Net investment income (loss)	2.28% (e)	(3.50)%	(e)
Portfolio turnover rate	36% (f)	67%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,	Year Ended February 28,			Year Ended February 29,	December 30, 2010(d) through February 28,
	2015	2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.17	$10.65	$10.52	$10.30	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08	.11	.11	.07	.06	(.01)
Net realized and unrealized gain (loss) on investments	(.83)	.16	.12	.26	.22	.19
Total from investment operations	(.75)	.27	.23	.33	.28	.18
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.16)	(.10)	(.11)	(.16)	-
Distributions from net realized gains	(.03)	(.59)	-	-	-	-
Total dividends and distributions	(.07)	(.75)	(.10)	(.11)	(.16)	-
Net asset value, end of period	$9.35	$10.17	$10.65	$10.52	$10.30	$10.18
Total Return(a):	(7.38)%	2.51%	2.27%	3.22%	2.81%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,422	$99,800	$68,174	$58,273	$49,371	$41,270
Average net assets (000)	$96,612	$83,675	$60,758	$50,717	$44,750	$40,011
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.23% (e)	.22%	.56%	1.03%	1.21%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.00% (e)	1.07%	1.13%	1.16%	1.58%	4.68%	(e)
Net investment income (loss)	1.56% (e)	1.07%	1.08%	.72%	.56%	(.45)%	(e)
Portfolio turnover rate	36% (f)	67%	114%	45%	52%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

38

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Real Assets Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and each of QMA, PIM and Core. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Real Assets Fund is a series of Prudential Investment Portfolios 3.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of QMA, PIM and Core, which serve as the Fund’s subadvisers pursuant to the terms of separate subadvisory agreements with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, QMA, PIM and Core. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, PIM and Core, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers as well as PI’s recommendation, based on its review of each subadviser, to renew each subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, QMA, PIM and Core and also considered the qualifications, backgrounds and responsibilities of the QMA, PIM and Core portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, QMA’s, PIM’s and Core’s organizational structures, senior management, investment operations, and other relevant information pertaining to PI, QMA, PIM and Core. The Board also noted that it received favorable compliance reports from the Fund’s Chief

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Compliance Officer (“CCO”) as to each of PI, QMA, PIM and Core. The Board noted that QMA and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by each of QMA, PIM and Core and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, QMA, PIM and Core under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2014 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board further noted that two of the subadvisers are affiliated with PI and that their profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board further noted that Core was not affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rate was negotiated by PI and Core, as well as the fact that PI compensates Core out of its management fee.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI, QMA, PIM and Core

The Board considered potential ancillary benefits that might be received by PI, QMA, PIM, Core and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by each of QMA, PIM and Core included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI, QMA, PIM and Core were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate

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actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (a custom Lipper Universe comprised of real assets funds)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board and PI agreed to continue the existing expense cap of 0.85% (exclusive of 12b-1 fees and certain other fees, but inclusive of acquired fund fees) through June 30, 2016.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

[2]	The Fund was compared to a custom Lipper Universe comprised of real assets funds, although Lipper classifies the Fund in its Flexible Portfolio Funds Performance Universe. The Fund was compared to a custom Lipper Universe of real assets funds because PI believes that these funds provide a more appropriate basis for Fund performance comparisons.

Prudential Real Assets Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

	CoreCommodity Management LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDQX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K744	74440K777

MF207E2    0283838-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL UNCONSTRAINED BOND FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Positive returns over the long term regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Unconstrained Bond Fund informative and useful. The report covers performance for the period since the Fund’s inception on July 9, 2015 through August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Unconstrained Bond Fund

Prudential Unconstrained Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
Since Inception
Class A	–1.02% (7/9/15)
Class C	–1.09 (7/9/15)
Class Z	–0.99 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month CM Index	0.04
Lipper Alternative Credit Focus Funds Average	–1.09

Average Annual Total Returns (With Sales Charges) as of 9/30/15
Since Inception
Class A	N/A (7/9/15)
Class C	N/A (7/9/15)
Class Z	N/A (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month CM Index	N/A
Lipper Alternative Credit Focus Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index

The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Alternative Credit Focus Funds Average

The Lipper Alternative Credit Focus Funds Average is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds Universe. Returns do not include the effect of any sales charges or taxes.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Unconstrained Bond Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 8/31/15
	Total Distributions Paid for Period Ended 8/31/15	30-Day Subsidized SEC Yield*	30-Day Unsubsidized SEC Yield**
Class A	$0.03	2.66%	1.11%
Class C	0.02	2.05	0.43
Class Z	0.03	3.08	1.46

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 8/31/15
AAA	6.5%
AA	7.8
A	3.9
BBB	9.0
BB	30.8
B	18.4
CCC	2.2
Not Rated	17.8
Cash/Cash Equivalents	3.6
Total Investments	100.00%

Source: Prudential Investment Management, Inc. (PIM)

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Unconstrained Bond Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Unconstrained Bond Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$989.80	1.15%	$1.69
	Hypothetical	$1,000.00	$1,019.36	1.15%	$5.84

Class C	Actual**	$1,000.00	$989.10	1.90%	$2.79
	Hypothetical	$1,000.00	$1,015.58	1.90%	$9.63

Class Z	Actual**	$1,000.00	$990.10	0.90%	$1.32
	Hypothetical	$1,000.00	$1,020.61	0.90%	$4.57

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2015, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 54-day period ended August 31, 2015 due to the Fund’s inception date of July 9, 2015.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.79%	1.15%
C	3.55	1.90
Z	2.52	0.90

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Unconstrained Bond Fund	7

Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 89.9%

ASSET-BACKED SECURITIES 11.9%

Collateralized Loan Obligations 8.0%
Madison Park Funding VIII Ltd. (Cayman Islands), Series 2012-8AR, Class BR, 144A	2.495%(a)	04/22/22	500	$497,843
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.305(a)	07/25/26	500	493,787
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25	500	486,727
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.087(a)	01/18/26	500	492,047

				1,970,404

Residential Mortgage-Backed Securities 3.9%
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625	07/25/45	983	978,578

TOTAL ASSET-BACKED SECURITIES (cost $2,948,415)				2,948,982

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.6%
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366(a)	12/11/49	500	517,448
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM	5.254	08/15/48	500	511,467
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM	5.290(a)	11/10/45	500	501,674
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.525	05/10/63	115	118,717

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,652,242)				1,649,306

CORPORATE BONDS 54.7%

Airlines 0.5%
Continental Airlines, Inc., Pass-Through Certificates	7.250	05/10/21	112	126,761

Automobiles 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	7.450	07/16/31	60	75,637

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	9

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks 6.1%
Bank of America Corp.,
Jr. Sub. Notes	6.100%(a)	12/29/49	110	$107,388
Jr. Sub. Notes	8.000(a)	07/29/49	130	136,825
Citigroup, Inc., Jr. Sub. Notes	5.950(a)	12/29/49	235	233,060
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700(a)	12/29/49	130	130,812
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375(a)	04/30/22	100	101,846
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.000(a)	12/29/49	120	118,800
Jr. Sub. Notes	7.900(a)	04/29/49	125	131,250
Morgan Stanley,
Jr. Sub. Notes	5.450(a)	07/29/49	250	248,125
Sr. Unsec’d. Notes, MTN	4.000	07/23/25	60	61,238
Wells Fargo & Co.,
Jr. Sub. Notes	7.980(a)	03/29/49	119	127,032
Sub. Notes, MTN	4.300	07/22/27	115	116,913

				1,513,289

Building Materials & Construction 1.5%
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, RegS	9.875	04/30/19	350	380,975

Building Products 2.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $182,656; purchased 08/12/15)(b)(c)	6.750	05/01/21	175	183,094
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $251,250; purchased 08/12/15)(b)(c)	7.500	02/15/19	250	249,375
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18	188	196,460

				628,929

Chemicals 1.3%
Hexion, Inc., Sr. Sec’d. Notes	10.000	04/15/20	125	127,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	184	186,120

				313,620

Commercial Services & Supplies 3.1%
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20	250	255,000

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services & Supplies (cont’d.)
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	150	$125,813
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18	250	254,972
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22	125	134,687

				770,472

Communications Equipment 1.1%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750	11/15/20	250	266,875

Construction & Engineering 1.9%
AECOM, Gtd. Notes, 144A	5.750	10/15/22	175	175,000
KB Home, Gtd. Notes	7.250	06/15/18	150	159,750
Lennar Corp., Gtd. Notes	4.750	05/30/25	150	145,500

				480,250

Consumer Finance 0.6%
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250	12/15/21	50	51,750
Synchrony Financial, Sr. Unsec’d. Notes	4.500	07/23/25	100	99,546

				151,296

Containers & Packaging 1.7%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625	06/15/19	250	263,750
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875	08/15/23	50	50,875
Gtd. Notes, 144A	6.375	08/15/25	50	51,125
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	50	48,950

				414,700

Diversified Financial Services 1.0%
American Express Co., Jr. Sub. Notes	4.900(a)	12/29/49	260	251,550

Electric Utilities 0.5%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21	125	134,687

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	11

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Food & Staples Retailing 1.4%
CVS Health Corp.,
Sr. Unsec’d. Notes	4.875%	07/20/35		30	$30,951
Sr. Unsec’d. Notes	5.125	07/20/45		35	37,406
ESAL GmbH (Brazil), Gtd. Notes, RegS	6.250	02/05/23		280	272,300

					340,657

Health Care Equipment & Supplies 0.5%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22		150	134,062

Health Care Providers & Services 4.0%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22		225	239,132
Ephios Bondco PLC (France), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	141,881
HCA, Inc., Gtd. Notes	5.375	02/01/25		375	380,625
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000	01/15/20		175	191,735
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625	07/15/35		30	31,384

					984,757

Hotels, Restaurants & Leisure 2.7%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000	08/28/20	GBP	100	153,992
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	181,562
MGM Resorts International, Gtd. Notes	8.625	02/01/19		250	279,300
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		75	55,500

					670,354

Independent Power & Renewable Electricity Producers 3.3%
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		250	241,250
Dynegy, Inc., Gtd. Notes	7.375	11/01/22		225	232,875
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875	10/15/20		250	236,250
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21		100	103,250

					813,625

Machinery 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $201,000; purchased 08/11/15)(b)(c)	5.000	03/15/22		200	200,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media 1.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	200	$218,500
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A	6.484	10/23/45	15	15,259
Sr. Sec’d. Notes, 144A	6.384	10/23/35	15	15,280
Sr. Sec’d. Notes, 144A	6.834	10/23/55	5	5,037
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22	100	101,050
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250	06/01/24	100	92,800

				447,926

Metals & Mining 4.8%
AK Steel Corp., Sr. Sec’d. Notes	8.750	12/01/18	50	50,000
Alcoa, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	250	245,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.000	08/05/20	125	124,375
Commercial Metals Co., Sr. Unsec’d. Notes	7.350	08/15/18	125	133,125
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875	07/15/24	200	192,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	8.250	11/01/19	75	57,750
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	125	123,438
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250	11/15/22	150	126,750
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	150	128,833

				1,181,271

Oil, Gas & Consumable Fuels 0.4%
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	5.375	01/26/19	200	108,000

Pharmaceuticals 1.5%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250	04/01/22	125	127,031
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875	05/15/23	100	102,000
Gtd. Notes, 144A	6.375	10/15/20	135	140,738

				369,769

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	13

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.4%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	90	$90,292

Road & Rail 1.8%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/31/23	100	102,000
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $149,399; purchased 07/16/15)(b)(c)	3.200	07/15/20	150	150,195
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19	175	185,500

				437,695

Semiconductors & Semiconductor Equipment 2.7%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	375	391,875
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	125	116,562
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	92,750
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	75	68,063

				669,250

Software 2.7%
Audatex North America, Inc., Gtd. Notes, 144A	6.125	11/01/23	125	123,893
First Data Corp., Gtd. Notes	12.625	01/15/21	475	545,656

				669,549

Wireless Telecommunication Services 3.8%
Sprint Communications, Inc.,
Gtd. Notes, 144A	9.000	11/15/18	225	250,594
Sr. Unsec’d. Notes	6.000	11/15/22	300	270,000
TBG Global PTE Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	200	197,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18	200	212,190

				929,784

TOTAL CORPORATE BONDS (cost $13,714,365)				13,556,032

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES 2.8%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	100	$110,485
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000	05/05/20	200	209,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20	100	112,125
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	125	123,004
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	06/27/44	150	129,787

TOTAL FOREIGN AGENCIES (cost $703,944)				684,401

RESIDENTIAL MORTGAGE-BACKED SECURITIES 13.9%
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M2	5.199(a)	07/25/25	600	601,839
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.189(a)	12/01/21	898	892,953
Series 2015-7, Class A, 144A	2.189(a)	07/01/20	985	971,563
Series 2015-8, Class A2, 144A	3.706(a)	08/01/20	1,000	968,900

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,433,019)				3,435,255

TOTAL LONG-TERM INVESTMENTS (cost $22,451,985)				22,273,976

			Shares
SHORT-TERM INVESTMENTS 11.2%

AFFILIATED MONEY MARKET MUTUAL FUND 5.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,284,905) (Note 3)(d)			1,284,905	1,284,905

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(e) 6.0%
U.S. Treasury Bills (cost $1,499,997)	0.040	09/03/15	1,500	1,499,997

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	15

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED*

Call Option
S&P 500 E-Mini, expiring 09/23/15, Strike Price $1,950.00		—	(f)	$7,613

Put Options
CDX.NA.IG.24, expiring 10/21/15, Strike Price $75.00	BNP Paribas	5		475
S&P 500 E-Mini, expiring 09/23/15, Strike Price $1,800.00		—	(f)	1,275

				1,750

TOTAL OPTIONS PURCHASED (cost $8,698)				9,363

TOTAL SHORT-TERM INVESTMENTS (cost $2,793,600)				2,794,265

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.1% (cost $25,245,585) (Note 5)				25,068,241

OPTIONS WRITTEN*

Call Options
CDX.NA.IG.24, expiring 10/21/15, Strike Price $110.00	BNP Paribas	5		(394)
S&P 500 E-Mini, expiring 09/23/15, Strike Price $2,050.00		—	(f)	(975)

				(1,369)

Put Option
S&P 500 E-Mini, expiring 09/23/15, Strike Price $1,850.00		—	(f)	(1,987)

TOTAL OPTIONS WRITTEN (premiums received $6,952)				(3,356)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.1% (cost $25,238,633)				25,064,885
Liabilities in excess of other assets(g) (1.1)%				(273,914)

NET ASSETS 100.0%				$24,790,971

See Notes to Financial Statements.

16

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CPI—Consumer Price Index

EONIA—Euro Overnight Index Average

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NSA—Nibble Swap Accumulator

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

SONIA—Sterling Overnight Index Average

EUR—Euro

GBP—British Pound

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2015.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $784,305. The aggregate value of $782,664 is approximately 3.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Rates shown are the effective yields at purchase date.
(f)	Less than $500 par.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at August 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
12	2 Year U.S. Treasury Notes	Dec. 2015	$2,625,672	$2,621,625	$4,047
14	5 Year U.S. Treasury Notes	Dec. 2015	1,679,994	1,672,125	7,869
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2015	158,366	158,406	(40)

					$11,876

(1)	Cash of $130,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2015.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	17

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at August 31, 2015:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 10/28/15	Bank of America	GBP	100	$155,930	$153,402	$2,528
Euro,
Expiring 10/28/15	UBS AG	EUR	125	136,030	140,187	(4,157)

				$291,960	$293,589	$(1,629)

Interest rate swap agreements outstanding at August 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
250	08/28/20	1.408%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	$1,905	$—	$1,905	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
EUR	100	08/04/24	1.054%	1 Day EONIA(1)	$(3,384)	$(3,433)	$(49)
GBP	100	07/29/20	1.410	1 Day SONIA(1)	4	(1,200)	(1,204)
	2,500	08/05/17	0.900	3 Month LIBOR(1)	—	(2,630)	(2,630)
	2,000	08/05/18	1.205	3 Month LIBOR(1)	—	(3,383)	(3,383)
	2,000	08/05/20	1.655	3 Month LIBOR(1)	—	(4,680)	(4,680)
	2,950	08/05/22	1.958	3 Month LIBOR(1)	(788)	(4,923)	(4,135)
	850	08/05/25	2.234	3 Month LIBOR(1)	—	5	5
	90	07/21/45	2.880	3 Month LIBOR(1)	—	(3,782)	(3,782)

					$(4,168)	$(24,026)	$(19,858)

(1)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

18

Credit default swap agreements outstanding at August 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	3,000	$(35,494)	$16,636	$(52,130)	UBS AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2015(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1)
Federal Republic of Brazil	09/20/18	1.000%	250	2.933%	$(13,777)	$(10,409)	$(3,368)	Barclays Capital Group
Italy Government	09/20/20	1.000	250	1.147	(1,287)	(1,571)	284	Barclays Capital Group
Republic of Hungary	09/20/20	1.000	250	1.647	(7,282)	(5,867)	(1,415)	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000	250	2.316	(14,875)	(10,117)	(4,758)	Barclays Capital Group
Republic of Latvia	09/20/20	1.000	250	0.783	3,169	2,554	615	Barclays Capital Group
Republic of Lithuania	09/20/20	1.000	250	0.783	3,176	2,555	621	Barclays Capital Group
Republic of Philippines	09/20/20	1.000	250	1.169	(1,528)	227	(1,755)	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000	250	1.223	(2,215)	(1,826)	(389)	Barclays Capital Group
Republic of South Africa	09/20/20	1.000	250	2.459	(16,611)	(13,677)	(2,934)	Barclays Capital Group
Russian Federation	09/20/18	1.000	250	3.327	(16,509)	(14,893)	(1,616)	Barclays Capital Group
Spain Government	09/20/20	1.000	250	1.003	471	832	(361)	Barclays Capital Group
United Mexican States	09/20/20	1.000	250	1.458	(5,033)	(4,393)	(640)	Barclays Capital Group

					$(72,301)	$(56,585)	$(15,716)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	19

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Cash of $290,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at August 31, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

20

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,970,404	$—
Residential Mortgage-Backed Securities	—	978,578	—
Commercial Mortgage-Backed Securities	—	1,649,306	—
Corporate Bonds	—	13,556,032	—
Foreign Agencies	—	684,401	—
Residential Mortgage-Backed Securities	—	2,466,355	968,900
Affiliated Money Market Mutual Fund	1,284,905	—	—
U.S. Treasury Obligation	—	1,499,997	—
Options Purchased	8,888	475	—
Options Written	(2,962)	(394)	—
Other Financial Instruments*
Futures Contracts	11,876	—	—
Forward Foreign Currency Exchange Contracts	—	(1,629)	—
Over-the-counter interest rate swaps	—	1,905	—
Exchange-traded interest rate swaps	—	(19,858)	—
Over-the-counter credit default swaps	—	(107,795)	—

Total	$1,302,707	$22,677,777	$968,900

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	21

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Security
Balance as of 07/09/15**	$—
Accrued discount/premium	188
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(5,088)
Purchases	973,800
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/15	$968,900

*	Of which, $(5,088) was relating to securities held at the reporting period end.
**	Commencement of operations.

Level 3 security as presented in the table above is being fair valued using pricing methodology approved by Board which contain unobservable inputs as follows:

Level 3 Security	Fair value as of August 31, 2015	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Security	$968,900	Market approach	Single broker indicative quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2015 were as follows:

Residential Mortgage-Backed Securities	17.8%
Collateralized Loan Obligations	8.0
Commercial Mortgage-Backed Securities	6.6
Banks	6.1
U.S. Treasury Obligation	6.0
Affiliated Money Market Mutual Fund	5.2
Metals & Mining	4.8
Health Care Providers & Services	4.0
Wireless Telecommunication Services	3.8
Independent Power & Renewable Electricity Producers	3.3
Commercial Services & Supplies	3.1
Foreign Agencies	2.8
Hotels, Restaurants & Leisure	2.7%
Software	2.7
Semiconductors & Semiconductor Equipment	2.7
Building Products	2.5
Construction & Engineering	1.9
Media	1.8
Road & Rail	1.8
Containers & Packaging	1.7
Building Materials & Construction	1.5
Pharmaceuticals	1.5
Food & Staples Retailing	1.4
Chemicals	1.3
Communications Equipment	1.1

See Notes to Financial Statements.

22

Diversified Financial Services	1.0%
Machinery	0.8
Consumer Finance	0.6
Electric Utilities	0.5
Health Care Equipment & Supplies	0.5
Airlines	0.5
Oil, Gas & Consumable Fuels	0.4
Real Estate Investment Trusts (REITs)	0.4%
Automobiles	0.3

101.1
Liabilities in excess of other assets	(1.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk, foreign exchange risk, credit risk and equity risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$11,916	*	Due from/to broker— variation margin futures	$40	*
Interest rate contracts	Due from/to broker—variation margin swaps	5	*	Due from/to broker— variation margin swaps	19,863	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,905		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward exchange contracts	2,528		Unrealized depreciation on foreign currency exchange contracts	4,157
Credit contracts	Premiums paid for swap agreements	22,804		Premiums received for swap agreements	62,753
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	1,520		Unrealized depreciation on over-the-counter swap agreements	69,366
Credit contracts	Unaffiliated investments	475		Options written outstanding, at value	394
Equity contracts	Unaffiliated investments	8,888		Options written outstanding, at value	2,962

Total		$50,041			$159,535

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	23

Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the period* ended August 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(80,361)	$989	$(79,372)
Credit contracts	—	4,356	4,356
Equity contracts	23,434	—	23,434

Total	$(56,927)	$5,345	$(51,582)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Forward Currency Contracts(2)	Swaps	Total
Interest rate contracts	$—	$11,876	$—	$—	$(17,953)	$(6,077)
Foreign exchange contracts	—	—	—	(1,629)	—	(1,629)
Credit contracts	—	—	156	—	(67,846)	(67,690)
Equity contracts	665	—	3,440	—	—	4,105

Total	$665	$11,876	$3,596	$(1,629)	$(85,799)	$(71,291)

(1)	Included in net change in unrealized appreciation (depreciation) on investment in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.
*	Commencement of operations was July 9, 2015.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

24

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$2,528	$—	$—	$2,528
Barclays Capital Group	7,688	(7,688)	—	—
BNP Paribas	475	(394)	—	81
JPMorgan Chase	1,905	—	—	1,905
UBS AG	16,636	(16,636)	—	—

	$29,232

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	(79,989)	7,688	—	(72,301)
BNP Paribas	(394)	394	—	—
JPMorgan Chase	—	—	—	—
UBS AG	(56,287)	16,636	—	(39,651)

	$(136,670)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund's OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	25

Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $23,960,680)	$23,783,336
Affiliated investments (cost $1,284,905)	1,284,905
Cash	14,316
Deposit with broker	420,000
Dividends and interest receivable	259,367
Premium paid for swap agreements	22,804
Due from Manager	17,272
Due from broker—variation margin swaps	7,302
Due from broker—variation margin futures	3,247
Unrealized appreciation on over-the-counter swap agreements	3,425
Unrealized appreciation on forward foreign currency exchange contracts	2,528
Receivable for investments sold	614

Total assets	25,819,116

Liabilities
Payable for investments purchased	887,774
Unrealized depreciation on over-the-counter swap agreements	69,366
Premium received for swap agreements	62,753
Unrealized depreciation on forward foreign currency exchange contracts	4,157
Options written outstanding, at value (premiums received $6,952)	3,356
Accrued expenses and other liabilities	698
Affiliated transfer agent fee payable	31
Distribution fee payable	10

Total liabilities	1,028,145

Net Assets	$24,790,971

Net assets were comprised of:
Shares of beneficial interest, at par	$2,511
Paid-in capital in excess of par	25,106,265

25,108,776
Accumulated net investment loss	(17,137)
Accumulated net realized loss on investment and foreign currency transactions	(51,386)
Net unrealized depreciation on investments and foreign currencies	(249,282)

Net assets, August 31, 2015	$24,790,971

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($9,900 ÷ 1,003 shares of beneficial interest issued and outstanding)	$9.87
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.34

Class C
Net asset value, offering price and redemption price per share, ($9,889 ÷ 1,002 shares of beneficial interest issued and outstanding)	$9.87

Class Z
Net asset value, offering price and redemption price per share, ($24,771,182 ÷ 2,508,964 shares of beneficial interest issued and outstanding)	$9.87

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	27

Statement of Operations

Period* Ended August 31, 2015 (Unaudited)

Net Investment Income
Interest income	$93,086
Affiliated dividend income	1,628

Total income	94,714

Expenses
Management fee	29,418
Distribution fee—Class A	4
Distribution fee—Class C	14
Registration fees	15,000
Audit fee	14,000
Custodian and accounting fees	12,000
Legal fees and expenses	8,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $31)	2,000
Trustees’ fees	2,000
Miscellaneous	3,968

Total expenses	92,404
Less: Management fee waiver and/or expense reimbursement	(59,329)

Net expenses	33,075

Net investment income	61,639

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	231
Futures transactions	(56,927)
Swap agreements transactions	5,345
Foreign currency transactions	(35)

(51,386)

Net change in unrealized appreciation (depreciation) on:
Investments	(177,344)
Futures	11,876
Options Written	3,596
Swap agreements	(85,799)
Foreign currencies	(1,611)

(249,282)

Net loss on investment and foreign currency transactions	(300,668)

Net Decrease In Net Assets Resulting From Operations	$(239,029)

*	Commencement of operations was July 9, 2015.

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

July 9, 2015* through August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$61,639
Net realized loss on investment and foreign currency transactions	(51,386)
Net change in unrealized depreciation on investments and foreign currencies	(249,282)

Net decrease in net assets resulting from operations	(239,029)

Dividends from net investment income (Note 1)
Class A	(28)
Class C	(21)
Class Z	(78,727)

(78,776)

Fund share transactions (Note 6)
Net proceeds from shares sold	25,030,000
Net asset value of shares issued in reinvestment of dividends and distributions	78,776

Net increase in net assets from Fund share transactions	25,108,776

Total increase	24,790,971

Net Assets:
Beginning of period	—

End of period	$24,790,971

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of five investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Global Tactical Allocation Fund, Prudential Real Assets Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Unconstrained Bond Fund. The Fund commenced investment operations on July 9, 2015. The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

30

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Unconstrained Bond Fund	31

Notes to Financial Statements

(Unaudited) continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal

32

restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities market.

Prudential Unconstrained Bond Fund	33

Notes to Financial Statements

(Unaudited) continued

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Participatory Notes/Warrants: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counter-party risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

34

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange- traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

Prudential Unconstrained Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions. The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may

36

be executed in either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the

Prudential Unconstrained Bond Fund	37

Notes to Financial Statements

(Unaudited) continued

inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in

38

the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by

Prudential Unconstrained Bond Fund	39

Notes to Financial Statements

(Unaudited) continued

the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over- the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2015, the Fund had not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of

40

common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Fund holds such warrants and rights as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker- dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly. Distributions from net realized capital gains, if any, are

Prudential Unconstrained Bond Fund	41

Notes to Financial Statements

(Unaudited) continued

made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid- in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $2.5 billion, .775% of average daily net assets from $2.5 billion and $5 billion, and .75% of average daily net assets in excess of $5 billion. The management fee amount waived exceeded the management fee for the period ended August 31, 2015.

42

PI has contractually agreed through July 31, 2016 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has not received any front-end sales charges resulting from sales of Class A shares during the period ended August 31, 2015. From these fees, if any, PIMS pays a substantial portion of such sales charges to affiliated broker-dealers, which in turn pays commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended August 31, 2015, they did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Prudential Unconstrained Bond Fund	43

Notes to Financial Statements

(Unaudited) continued

agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended August 31, 2015, were $22,371,905 and $31,507, respectively.

Transactions in options written during the period ended August 31, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at July 9, 2015*	$—	$—
Options written	5	6,952
Options terminated in closing purchase transactions	—	—
Options expired	—	—

Options outstanding at August 31, 2015	$5	$6,952

*	Commencement of operations.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2015 were as follows:

Tax Basis	$25,245,585

Appreciation	58,813
Depreciation	(236,157)

Net Unrealized Depreciation	$(177,344)

44

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at August 31, 2015.

Management has analyzed the Fund’s tax positions and has concluded that as of August 31, 2015, no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2015, Prudential owned 1,003 shares of Class A, 1,002 shares of Class C and 2,508,964 shares of Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended August 31, 2015*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	3	28

Net increase (decrease) in shares outstanding	1,003	$10,028

Prudential Unconstrained Bond Fund	45

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Period ended August 31, 2015*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	2	21

Net increase (decrease) in shares outstanding	1,002	$10,021

Class Z
Period ended August 31, 2015*:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	7,964	78,727

Net increase (decrease) in shares outstanding	2,508,964	$25,088,727

*	Commencement of operations was July 9, 2015.

Note 7. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

46

Financial Highlights

(Unaudited)

Class A Shares
	July 9, 2015(e) through August 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized loss on investments	(.12)
Total from investment operations	(.10)
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Net asset value, end of period	$9.87
Total Return(a)	(1.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(b):
Expense after waivers and/or and expense reimbursement	1.15%	(c)
Expense before waivers and/or expense reimbursement	2.79%	(c)
Net investment income	1.36%	(c)
Portfolio turnover rate	4%	(d)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Annualized.

(d) Not annualized.

(e) Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	47

Financial Highlights

(Unaudited) continued

Class C Shares
	July 9, 2015(e) through August 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized loss on investments	(.12)
Total from investment operations	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.02)
Net asset value, end of period	$9.87
Total Return(a)	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(b):
Expense after waivers and/or and expense reimbursement	1.90%	(c)
Expense before waivers and/or expense reimbursement	3.55%	(c)
Net investment income	0.61%	(c)
Portfolio turnover rate	4%	(d)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Annualized.

(d) Not annualized.

(e) Commencement of operations.

See Notes to Financial Statements.

48

Class Z Shares
	July 9, 2015(e) through August 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized loss on investments	(.12)
Total from investment operations	(.10)
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Net asset value, end of period	$9.87
Total Return(a)	(0.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,771
Average net assets (000)	$24,875
Ratios to average net assets(b):
Expense after waivers and/or and expense reimbursement	0.90%	(c)
Expense before waivers and/or expense reimbursement	2.52%	(c)
Net investment income	1.68%	(c)
Portfolio turnover rate	4%	(d)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Annualized.

(d) Not annualized.

(e) Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	49

Board Approval of Management,

Subadvisory and Sub-Subadvisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Fund1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Initial Approval of the Fund’s Advisory Agreements

As required by the 1940 Act, the Board considered the proposed management agreement with Prudential Investments LLC (the Manager), the proposed subadvisory agreement with Prudential Investment Management, Inc. (PIM or the Subadviser) and the proposed sub-subadvisory agreement between PIM and Pramerica Investment Management Ltd (PIML or the Sub-Subadviser and with PIM, the Subadvisers) with respect to the Fund prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on June 9-11, 2015 and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager, the Subadviser and the Sub-Subadviser; any relevant comparable performance and the Subadviser’s and Sub-Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager, by the Manager to the Subadviser and by the Subadviser to the Sub-Subadviser, if any, under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in

[1]	The Fund is a series of Prudential Investment Portfolios 3.

Prudential Unconstrained Bond Fund

Board Approval of Management Agreement,

Subadvisory and Sub-Subadvisory Agreement (continued)

advance of the meetings on April 22, 2015 and June 9-11, 2015. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, and the Subadvisers, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, and between the Subadviser and the Sub-Subadviser, which will serve as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 9-11, 2015 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadvisers, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadvisers, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadvisers. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees of the Fund who are members of management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund, the Subadviser and the Sub-Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other

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relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 9-11, 2015 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

With respect to the Sub-Subadviser, the Board noted that it had received and considered information about the Sub-Subadviser at the March 3-5, 2015 meetings in connection with the approval of the sub-subadvisory agreements between the Subadviser and the Sub-Subadviser with respect to certain other Prudential Retail Funds for which PIM serves as subadviser. The Board also noted that it received and considered information at the June 9-11, 2015 meetings regarding the nature, quality and extent of services provided by the Sub-Subadviser. Under those agreements, PIML is authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board considered, among other things, the qualifications, background and experience of the PIML management team and compliance personnel, as well as information on the Sub-Subadviser’s organizational structure, senior management, investment operations

Prudential Unconstrained Bond Fund

Board Approval of Management Agreement,

Subadvisory and Sub-Subadvisory Agreement (continued)

and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Sub-Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Sub-Subadviser with respect to the other Prudential Retail Funds served by the Sub-Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Sub-Subadviser under the Sub-Subadvisory agreement for the Fund would be similar in nature to those provided under the other Sub-Subadvisory agreements. The Board noted that the Sub-Subadviser is affiliated with the Manager and the Subadviser.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies that follow similar investment strategies. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement, subadvisory agreement and sub-subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.80% of the Fund’s average daily net assets up to $2.5 billion, 0.775% of the Fund’s average daily net assets from $2.5 billion to $5 billion and 0.75% of the Fund’s average daily net assets over $5 billion to be paid by the Fund to the Manager, and the proposed subadvisory fees at the annual rate of 0.45% of the Fund’s average daily net assets up to $300 million and 0.40% of the Fund’s daily net assets over $300 million to be paid by the Manager to the Subadviser. The Board noted that under the proposed sub-subadvisory agreement between PIM and PIML, PIM, and neither the Fund nor the Manager, would be responsible for paying PIML any advisory fees.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s contractual management fee was in the third quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares were in the second quartile of the Lipper Peer Group (first quartile being the lowest expenses).

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The Board noted that the Fund’s other expenses were expected to be higher than those of other Prudential Retail Funds due to the Fund’s initial asset size. The Board further noted that the Manager had contractually agreed through July 31, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, dividend and other expenses related to short sales, interest, brokerage, extraordinary and certain other expenses) of each class of shares to 0.90% of the Fund’s average daily net assets.

The Board noted that the Fund’s contractual management fee of 0.80% on the first $2.5 billion of average daily net assets was slightly higher than the median management fee of the Peer Group (0.78%), but that the Fund’s actual management fee is expected initially to be -0.32%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets are expected to be low. The Board noted that the Manager is expected to waive its entire fee and incur a subsidy cost. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that the Subadvisers are affiliated with the Manager and, as a result, the Board will not separately consider the Subadvisers’ profitability since their profitability will be reflected in the Manager’s profitability report. The Board noted that it would review profitability information in connection with the annual renewal of the advisory, subadvisory and sub-subadvisory agreements.

Economies of Scale

The Board noted that the proposed management fees payable by the Fund to the Manager contained breakpoints that would reduce the fee rates on assets above specified levels, as did the subadvisory fee payable by the Manager to the Subadviser. The Board considered the potential for the Manager and the Subadviser to experience economies of scale as the amount of assets managed by the Manager and the Subadviser, respectively, increased in size. The Board further noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be

Prudential Unconstrained Bond Fund

Board Approval of Management Agreement,

Subadvisory and Sub-Subadvisory Agreement (continued)

reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory, subadvisory and sub-subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and the Sub-subadviser and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Sub-Subadviser, which included potential access to additional research resources and benefits to its reputation, were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager, the Subadviser and the Sub-Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Unconstrained Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Z
NASDAQ	PUCAX	PUCCX	PUCZX
CUSIP	74440K678	74440K660	74440K652

MF231E2    0283775-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TACTICAL ALLOCATION FUND

SEMIANNUAL REPORT • AUGUST 31, 2015

Objective

Long-term risk adjusted total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Tactical Allocation Fund informative and useful. The report covers performance for the period since the Fund’s inception on April 21, 2015 through August 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Tactical Allocation Fund

Prudential Global Tactical Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/15
Since Inception
Class A	–6.20% (4/21/15)
Class C	–6.40 (4/21/15)
Class Q	–6.10 (4/21/15)
Class Z	–6.10 (4/21/15)
Customized Blend Index	–3.88
Lipper Alternative Multi-Strategy Funds Average	–2.59

Average Annual Total Returns (With Sales Charges) as of 9/30/15
Since Inception
Class A	N/A (4/21/15)
Class C	N/A (4/21/15)
Class Q	N/A (4/21/15)
Class Z	N/A (4/21/15)
Customized Blend Index	N/A
Lipper Alternative Multi-Strategy Funds Average	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

Customized Blend Index

The Customized Blend Index is a model portfolio consisting of the MSCI World Index (50%) and the Barclays Global Aggregate Bond Hedged Index (50%). The MSCI World Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed-rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity.

Lipper Alternative Multi-Strategy Funds Average

The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Global Tactical Allocation Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2015, at the beginning of the period, and held through the six-month period ended August 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Tactical Allocation Fund		Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$938.00	1.50%	$5.28
	Hypothetical	$1,000.00	$1,017.60	1.50%	$7.61

Class C	Actual**	$1,000.00	$936.00	2.25%	$7.91
	Hypothetical	$1,000.00	$1,013.83	2.25%	$11.39

Class Q	Actual**	$1,000.00	$939.00	1.25%	$4.40
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

Class Z	Actual**	$1,000.00	$939.00	1.25%	$4.40
	Hypothetical	$1,000.00	$1,018.85	1.25%	$6.34

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 133 days in the period ended August 31, 2015, and divided by 366 days in the Fund’s fiscal year ending February 29, 2016 (to reflect the period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 133-day period ended August 31, 2015 due to the Fund’s inception date of April 21, 2015.

Prudential Global Tactical Allocation Fund	5

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended August 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	11.56%	1.50%
C	12.29	2.25
Q	3.56	1.25
Z	11.31	1.25

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Consolidated Financial Statements in this report.

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Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited)

Description			Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 78.8%

AFFILIATED MONEY MARKET MUTUAL FUND 5.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,409,737)(Note 3)(a)			1,409,737	$1,409,737

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(b) 73.8%
U.S. Treasury Bills(c)(d)	0.010%	09/17/15	100	99,999
U.S. Treasury Bills	0.035%	09/17/15	18,000	17,999,800
U.S. Treasury Bills(d)	0.038%	09/17/15	800	799,991
U.S. Treasury Bills(c)(d)	0.038%	09/17/15	700	699,992
U.S. Treasury Bills(d)	0.045%	09/17/15	1,000	999,989
U.S. Treasury Bills	0.048%	09/17/15	300	299,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,899,668)				20,899,768

TOTAL SHORT-TERM INVESTMENTS 78.8% (cost $22,309,405; Note 5)				22,309,505
Other assets in excess of liabilities(e) 21.2%				5,988,339

NET ASSETS 100.0%				$28,297,844

The following abbreviations are used in the portfolio descriptions:

BIST—Borse Istanbul

Bovespa—Sao Palo Se Bovespa Index

CNX—CRISIL NSE Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Index

KOSPI—Korea Stock Exchange Index

LME—London Metal Exchange

MIB—Milano Italia Borsa

MSCI—Morgan Stanley Capital International

NYMEX—New York Mercantile Exchange

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

SGX—Singapore Exchange

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

ULSD—Ultra-Low Sulfur Diesel

WIG—Warsaw Stock Exchange

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	7

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Rates shown are the effective yields at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial Futures contracts outstanding at August 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
7	10 Year Euro-Bund	Sep. 2015	$1,222,723	$1,202,524	$(20,199)
10	10 Year Mini Japanese Government Bonds	Sep. 2015	1,220,027	1,220,027	—
3	10 Year U.K. Gilt	Dec. 2015	542,306	539,483	(2,823)
10	10 Year U.S. Treasury Notes	Dec. 2015	1,275,078	1,270,625	(4,453)
95	BIST National 30 Index	Oct. 2015	304,964	304,311	(653)
8	DAX Index	Sep. 2015	2,439,811	2,299,725	(140,086)
51	Euro STOXX 50	Sep. 2015	1,966,078	1,870,830	(95,248)
9	FTSE/MIB Index	Sep. 2015	1,196,910	1,107,945	(88,965)
6	IBEX 35 Index	Sep. 2015	729,428	690,025	(39,403)
1	Nikkei 225 Index	Sep. 2015	78,917	77,535	(1,382)
97	S&P 500 E-Mini	Sep. 2015	10,070,623	9,550,620	(520,003)
30	TOPIX Index	Sep. 2015	4,061,575	3,794,697	(266,878)

					(1,180,093)

	Short Positions:
2	FTSE 100 Index	Sep. 2015	190,247	190,799	(552)
6	Hang Seng China Enterprises Index	Sep. 2015	367,372	374,785	(7,413)

See Notes to Consolidated Financial Statements.

8

Financial Futures contracts outstanding at August 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Short Positions (cont’d.):
9	Mexican Bolsa Index	Sep. 2015	$241,145	$234,570	$6,575
7	MSCI Taiwan Stock Index	Sep. 2015	199,710	210,700	(10,990)
19	S&P/TSX 60 Index	Sep. 2015	2,449,299	2,351,459	97,840
9	SGX CNX Nifty Index	Sep. 2015	141,084	144,000	(2,916)

					82,544

					$(1,097,549)

Commodity Futures contracts outstanding at August 31, 2015(2):

	Long Positions:
11	Copper	Dec. 2015	636,881	642,812	5,931
30	Cotton No. 2	Dec. 2015	1,007,502	945,000	(62,502)
14	Gasoline RBOB	Oct. 2015	824,952	881,471	56,519
6	Live Cattle	Oct. 2015	357,340	343,680	(13,660)
13	LME Nickel	Sep. 2015	848,640	782,964	(65,676)
16	LME Zinc	Sep. 2015	798,550	723,900	(74,650)
4	Mini Silver	Dec. 2015	61,729	58,344	(3,385)
7	Silver	Dec. 2015	544,600	510,510	(34,090)
9	Soybean	Nov. 2015	404,438	399,376	(5,062)
10	Soybean Oil	Oct. 2015	167,640	168,180	540

					(196,035)

	Short Positions:
15	Coffee ‘C’	Dec. 2015	734,663	699,188	35,475
32	Corn	Dec. 2015	605,600	600,400	5,200
8	Gold 100 OZ	Oct. 2015	893,005	905,600	(12,595)
3	Lean Hogs	Oct. 2015	77,153	81,630	(4,477)
11	LME Nickel	Sep. 2015	748,260	662,508	85,752
34	LME PRI Aluminum	Sep. 2015	1,383,237	1,356,174	27,063
8	LME Zinc	Sep. 2015	372,600	361,950	10,650
2	Mini Gold	Oct. 2015	73,366	72,448	918
21	Natural Gas	Oct. 2015	575,396	564,690	10,706
21	No. 2 Soft Red Winter Wheat	Dec. 2015	525,488	509,250	16,238
16	NY Harbor ULSD	Oct. 2015	1,019,882	1,143,206	(123,324)
1	NYMEX Light Sweet E-mini Crude Oil	Oct. 2015	20,688	24,601	(3,913)

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	9

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Commodity Futures contracts outstanding at August 31, 2015 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Short Positions (cont’d.):
102	Sugar #11 (World)	Oct. 2015	$1,344,269	$1,221,226	$123,043
30	WTI Crude	Oct. 2015	1,321,470	1,476,000	(154,530)

					16,206

					$(179,829)

(1)	U.S. Treasury obligations with a combined market value of $2,599,971 have been segregated with Morgan Stanley to cover requirements for open futures contracts at August 31, 2015.
(2)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Morgan Stanley	AUD	1	$73,275	$71,107	$(2,168)
Expiring 09/16/15	Morgan Stanley	AUD	32	2,270,107	2,270,107	—
British Pound,
Expiring 09/16/15	Morgan Stanley	GBP	9	1,403,010	1,380,927	(22,083)
Expiring 09/16/15	Morgan Stanley	GBP	3	386,175	383,591	(2,584)
Expiring 09/16/15	Morgan Stanley	GBP	19	2,976,496	2,915,291	(61,205)
Expiring 09/16/15	Morgan Stanley	GBP	1	78,353	76,718	(1,635)
Expiring 09/16/15	Morgan Stanley	GBP	4	539,052	539,052	—
Expiring 09/16/15	Morgan Stanley	GBP	1	78,275	76,718	(1,557)
Canadian Dollar,
Expiring 9/16/15	Morgan Stanley	CAD	35	2,760,000	2,622,266	(137,734)
Euro,
Expiring 09/16/15	Morgan Stanley	EUR	1	109,082	112,241	3,159
Expiring 09/16/15	Morgan Stanley	EUR	17	1,851,181	1,908,093	56,912
Expiring 09/16/15	Morgan Stanley	EUR	4	390,963	392,842	1,879
Expiring 09/16/15	Morgan Stanley	EUR	6	674,025	674,025	—
Expiring 09/16/15	Morgan Stanley	EUR	1	110,671	112,241	1,570
Expiring 09/16/15	Morgan Stanley	EUR	22	2,479,180	2,469,296	(9,884)
Japanese Yen,
Expiring 09/16/15	Morgan Stanley	JPY	200	164,967	165,014	47
Expiring 09/16/15	Morgan Stanley	JPY	100	80,738	82,507	1,769
Expiring 09/16/15	Morgan Stanley	JPY	4,900	3,942,551	4,042,836	100,285

See Notes to Consolidated Financial Statements.

10

Forward foreign currency exchange contracts outstanding at August 31, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 09/16/15	Morgan Stanley	NZD	35	$2,304,945	$2,183,812	$(121,133)
Expiring 09/16/15	Morgan Stanley	NZD	14	881,685	854,535	(27,150)
Expiring 09/16/15	Morgan Stanley	NZD	2	100,235	94,949	(5,286)
Expiring 09/16/15	Morgan Stanley	NZD	38	2,419,950	2,419,950	—
Expiring 09/16/15	Morgan Stanley	NZD	2	98,265	94,948	(3,317)
Expiring 09/16/15	Morgan Stanley	NZD	9	636,210	569,690	(66,520)
Norwegian Krone,
Expiring 09/16/15	Morgan Stanley	NOK	333	4,027,618	4,018,142	(9,476)
Expiring 09/16/15	Morgan Stanley	NOK	5	60,866	60,423	(443)
Expiring 09/16/15	Morgan Stanley	NOK	20	254,521	241,693	(12,828)
Swedish Krona,
Expiring 09/16/15	Morgan Stanley	SEK	30	363,804	354,486	(9,318)
Expiring 09/16/15	Morgan Stanley	SEK	145	1,686,243	1,713,348	27,105
Expiring 09/16/15	Morgan Stanley	SEK	115	1,307,115	1,358,862	51,747
Expiring 09/16/15	Morgan Stanley	SEK	20	236,612	236,324	(288)
Swiss Franc,
Expiring 09/16/15	Morgan Stanley	CHF	1	101,543	103,503	1,960
Expiring 09/16/15	Morgan Stanley	CHF	6	570,817	569,264	(1,553)
Expiring 09/16/15	Morgan Stanley	CHF	3	317,612	310,508	(7,104)
Expiring 09/16/15	Morgan Stanley	CHF	11	1,124,258	1,086,777	(37,481)

				$36,860,400	$36,566,086	$(294,314)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/16/15	Morgan Stanley	AUD	17	$1,225,257	$1,173,261	$51,996
Expiring 09/16/15	Morgan Stanley	AUD	4	260,026	248,874	11,152
Expiring 09/16/15	Morgan Stanley	AUD	10	698,174	675,514	22,660
Expiring 09/16/15	Morgan Stanley	AUD	26	1,900,288	1,848,775	51,513
Expiring 09/16/15	Morgan Stanley	AUD	3	229,544	213,320	16,224
British Pound,
Expiring 09/16/15	Morgan Stanley	GBP	3	390,417	383,591	6,826
Expiring 09/16/15	Morgan Stanley	GBP	10	1,458,806	1,457,645	1,161

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	11

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at August 31, 2015 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 09/16/15	Morgan Stanley	CAD	24	$1,879,994	$1,824,185	$55,809
Expiring 09/16/15	Morgan Stanley	CAD	32	2,391,618	2,394,243	(2,625)
Expiring 09/16/15	Morgan Stanley	CAD	7	495,725	494,050	1,675
Expiring 09/16/15	Morgan Stanley	CAD	1	78,731	76,008	2,723
Expiring 09/16/15	Morgan Stanley	CAD	16	1,201,267	1,201,267	—
Expiring 09/16/15	Morgan Stanley	CAD	4	322,971	304,031	18,940
Euro,
Expiring 09/16/15	Morgan Stanley	EUR	5	502,380	505,083	(2,703)
Japanese Yen,
Expiring 09/16/15	Morgan Stanley	JPY	600	483,996	495,041	(11,045)
Expiring 09/16/15	Morgan Stanley	JPY	950	761,645	783,815	(22,170)
Expiring 09/16/15	Morgan Stanley	JPY	1,150	928,528	948,829	(20,301)
Expiring 09/16/15	Morgan Stanley	JPY	900	730,757	742,562	(11,805)
Expiring 09/16/15	Morgan Stanley	JPY	100	81,673	82,507	(834)
Expiring 09/16/15	Morgan Stanley	JPY	350	288,941	288,941	—
New Zealand Dollar,
Expiring 09/16/15	Morgan Stanley	NZD	65	4,290,845	4,114,428	176,417
Expiring 09/16/15	Morgan Stanley	NZD	5	335,405	316,494	18,911
Expiring 09/16/15	Morgan Stanley	NZD	5	304,785	284,845	19,940
Norwegian Krone,
Expiring 09/16/15	Morgan Stanley	NOK	15	184,335	181,270	3,065
Expiring 09/16/15	Morgan Stanley	NOK	85	1,020,727	1,027,194	(6,467)
Expiring 09/16/15	Morgan Stanley	NOK	13	153,912	151,058	2,854
Expiring 09/16/15	Morgan Stanley	NOK	8	91,733	90,635	1,098
Expiring 09/16/15	Morgan Stanley	NOK	8	89,614	89,614	—
Expiring 09/16/15	Morgan Stanley	NOK	215	2,765,277	2,598,197	167,080
Swedish Krona,
Expiring 09/16/15	Morgan Stanley	SEK	8	88,215	88,621	(406)
Expiring 09/16/15	Morgan Stanley	SEK	50	587,455	590,811	(3,356)
Expiring 09/16/15	Morgan Stanley	SEK	5	59,566	59,081	485
Expiring 09/16/15	Morgan Stanley	SEK	265	3,123,780	3,123,780	—
Expiring 09/16/15	Morgan Stanley	SEK	145	1,756,138	1,713,348	42,790
Swiss Franc,
Expiring 09/16/15	Morgan Stanley	CHF	1	53,089	51,751	1,338
Expiring 09/16/15	Morgan Stanley	CHF	9	885,887	879,772	6,115
Expiring 09/16/15	Morgan Stanley	CHF	1	104,861	103,503	1,358
Expiring 09/16/15	Morgan Stanley	CHF	15	1,501,702	1,501,702	—
Expiring 09/16/15	Morgan Stanley	CHF	33	3,547,243	3,415,584	131,659

				$37,255,307	$36,523,230	732,077

						$437,763

See Notes to Consolidated Financial Statements.

12

Total return swap agreements outstanding at August 31, 2015:

Counterparty	Termination Date	Notional Amount (000)			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	10/15/2015	BRL	—	(a)	Pay or receive amounts based on the market value fluctuation of the Bovespa Index Futures	$17,385	$—	$17,385
Credit Suisse First Boston Corp.	09/11/2016	KRW	(1,000)		Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	7,124	—	7,124
Credit Suisse First Boston Corp.	09/18/2015	PLN	1		Pay or receive amounts based on the market value fluctuation of the WIG 20 Index	(26,812)	—	(26,812)

						$(2,303)	$—	$(2,303)

(a)	Less than $500 par.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$1,409,737	$—	$—
U.S. Treasury Obligations	—	20,899,768	—
Other Financial Instruments*
Financial Futures Contracts	(1,097,549)	—	—
Commodity Futures Contracts	(179,829)	—	—
Forward Foreign Currency Exchange Contracts	—	437,763	—
Total Return Swap Agreements	—	(2,303)	—

Total	$132,359	$21,335,228	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	13

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2015 were as follows:

U.S. Treasury Obligations	73.8%
Affiliated Money Market Mutual Fund	5.0

78.8
Other assets in excess of liabilities	21.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2015 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker-variation margin futures	$27,475	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,060,222		Unrealized depreciation on foreign currency forward contracts	622,459
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	24,509		Unrealized depreciation on over-the-counter swap agreements	26,812
Equity contracts	Due from/to broker variation margin futures	104,415	*	Due from/to broker-variation margin futures	1,174,489	*
Commodity contracts	Due from/to broker-variation margin futures	378,035	*	Due from/to broker-variation margin futures	557,864	*

Total		$1,567,181			$2,409,099

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swaps. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

14

The effects of derivative instruments on the Consolidated Statement of Operations for the period ended August 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(1)	Total
Commodity contracts	$(125,062)	$—	$—	$(125,062)
Equity contracts	(466,167)	58,470	—	(407,697)
Foreign exchange contracts	—	—	(312,444)	(312,444)
Interest rate contracts	31,872	—	—	31,872

Total	$(559,357)	$58,470	$(312,444)	$(813,331)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(2)	Total
Foreign exchange contracts	$—	$—	$437,763	$437,763
Equity contracts	(1,097,549)	(2,303)	—	(1,099,852)
Commodity contracts	(179,829)	—	—	(179,829)

Total	$(1,277,378)	$(2,303)	$437,763	$(841,918)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Consolidated Statement of Operations.

For the period ended August 31, 2015, the Fund’s average volume of derivative activities are as follows:

Futures Contracts—Long Positions(1)	Futures Contracts—Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)	Forward Foreign Currency Exchange Contracts—Sold(2)	Total Return Swaps Agreements(3)
$29,237,946	$11,708,959	$27,319,410	$27,334,593	$572

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD (000).

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	15

Consolidated Portfolio of Investments

as of August 31, 2015 (Unaudited) continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$7,124	$(7,124)	$—	$—
Goldman Sachs & Co.	17,385	—	—	17,385
Morgan Stanley	1,060,222	(622,459)	—	437,763

	$1,084,731

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(26,812)	$7,124	$—	$(19,688)
Goldman Sachs & Co.	—	—	—	—
Morgan Stanley	(622,459)	622,459	—	—

	$(649,271)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Consolidated Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2015

Prudential Global Tactical Allocation Fund

Consolidated Statement of Assets & Liabilities

as of August 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $20,899,668)	$20,899,768
Affiliated investments (cost $1,409,737)	1,409,737
Cash	5,015,043
Foreign currency, at value (cost $674,138)	674,624
Unrealized appreciation on forward foreign currency exchange contracts	1,060,222
Receivable for investments sold	338,751
Unrealized appreciation on over-the-counter swap agreements	24,509
Due from Manager	16,664
Dividends and interest receivable	3,365
Prepaid expenses	207,211

Total assets	29,649,894

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	622,459
Payable for investments purchased	330,923
Due to broker—variation margin futures	269,869
Accrued expenses and other liabilities	86,317
Unrealized depreciation on over-the-counter swap agreements	26,812
Due to broker	15,569
Distribution fee payable	64
Affiliated transfer agent fee payable	37

Total liabilities	1,352,050

Net Assets	$28,297,844

Net assets were comprised of:
Shares of beneficial interest, at par	$3,011
Paid-in capital in excess of par	30,110,243

30,113,254
Accumulated net investment loss	(129,592)
Accumulated net realized loss on investment transactions	(847,488)
Net unrealized depreciation on investments	(838,330)

Net assets, August 31, 2015	$28,297,844

See Notes to Consolidated Financial Statements.

18

Class A
Net asset value and redemption price per share, ($21,196 ÷ 2,258 shares of beneficial interest issued and outstanding)	$9.39
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$9.94

Class C
Net asset value, offering price and redemption price per share, ($66,782 ÷ 7,132 shares of beneficial interest issued and outstanding)	$9.36

Class Q
Net asset value, offering price and redemption price per share, ($28,200,464 ÷ 3,001,000 shares of beneficial interest issued and outstanding)	$9.40

Class Z
Net asset value, offering price and redemption price per share, ($9,402 ÷ 1,000.5 shares of beneficial interest issued and outstanding)	$9.40

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	19

Consolidated Statement of Operations

Period Ended August 31, 2015* (Unaudited)

Net Investment Loss
Income
Affiliated dividend income	$2,412
Interest income	2,367

Total income	4,779

Expenses
Management fee	147,987
Distribution fee—Class A	19
Distribution fee—Class C	177
Offering expenses	119,000
Custodian and accounting fees	28,000
Audit fee	20,000
Organizational expenses	18,000
Registration fees	18,000
Shareholders’ reports	11,000
Legal fees and expenses	6,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $90)	2,000
Miscellaneous	8,192

Total expenses	384,375
Less: Management fee waiver and/or expense reimbursement	(250,001)
Distribution fee waiver—Class A	(3)

Net expenses	134,371

Net investment loss	(129,592)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	(559,357)
Swap agreement transactions	58,470
Foreign currency transactions	(346,601)

(847,488)

Net change in unrealized appreciation (depreciation) on:
Investments	100
Futures	(1,277,378)
Swap agreements	(2,303)
Foreign currencies	441,251

(838,330)

Net loss on investment and foreign currency transactions	(1,685,818)

Net Decrease In Net Assets Resulting From Operations	$(1,815,410)

*	Commencement of operations was April 21, 2015.

See Notes to Consolidated Financial Statements.

20

Consolidated Statement of Changes in Net Assets

(Unaudited)

Period from April 21, 2015* to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(129,592)
Net realized loss on investment and foreign currency transactions	(847,488)
Net change in unrealized depreciation on investments and foreign currencies	(838,330)

Net decrease in net assets resulting from operations	(1,815,410)

Fund share transactions (Note 6)
Net proceeds from shares sold	30,113,392
Cost of shares reacquired	(138)

Net increase in net assets from Fund share transactions	30,113,254

Total increase	28,297,844

Net Assets:
Beginning of period	—

End of period	$28,297,844

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	21

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2015, the Trust consisted of five investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Global Tactical Allocation Fund, Prudential Real Assets Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential Global Tactical Allocation Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on April 21, 2015. The Fund’s investment objective to seek long-term risk adjusted total return.

The Fund wholly owns and controls the Prudential Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on April 21, 2015. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

22

Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2015, the Fund held $5,695,309 in the Subsidiary, representing 20.1% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Prudential Global Tactical Allocation Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing

24

vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities

Prudential Global Tactical Allocation Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated

26

assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund, as defined in the prospectus, entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investments in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in

Prudential Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the

28

over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Portfolio of Investments.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Fund entered into total return swaps to manage their exposure to a security or an index. A Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Fund, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in

Prudential Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements

(Unaudited) continued

accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated

30

Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Prudential Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), the Subadviser. The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the period ended August 31, 2015, waivers and/or expense reimbursements exceeded the management fee rate.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.15% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into a separate Subadvisory Agreements with QMA relating to the Subsidiary.

PI has contractually agreed, through June 30, 2016, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and other expenses related to short sales, brokerage, extraordinary and certain other expenses of each class of shares) to 1.25% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the

32

“Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. Through June 30, 2016, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that for the period ended August 31, 2015, there were no front-end sales charges resulting from the sales of Class A shares.

PIMS has advised the Fund that for the period ended August 31, 2015, there were no contingent deferred sales charges imposed.

PIMS, QMA, and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the period ended August 31, 2015.

Prudential Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2015 were as follows:

Tax Basis	$22,309,405

Appreciation	100
Depreciation	—

Net Unrealized Appreciation	$100

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at August 31, 2015.

Management has analyzed the Fund’s tax positions and has concluded that as of August 31, 2015, no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2015, Prudential owned 1,000 Class A shares, 1,000 Class C shares, 3,001,000 Class Q shares and 1,000 Class Z shares of the Fund.

34

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended August 31, 2015*:
Shares sold	2,258	$22,419

Net increase (decrease) in shares outstanding	2,258	$22,419

Class C
Period ended August 31, 2015*:
Shares sold	7,132	$70,831

Net increase (decrease) in shares outstanding	7,132	$70,831

Class Q
Period ended August 31, 2015*:
Shares sold	3,001,000	$30,010,000

Net increase (decrease) in shares outstanding	3,001,000	$30,010,000

Class Z
Period ended August 31, 2015*:
Shares sold	1,015	$10,142
Shares reacquired	(14)	(138)

Net increase (decrease) in shares outstanding	1,001	$10,004

*	Commencement of operations was April 21, 2015.

Note 7. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

Prudential Global Tactical Allocation Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	April 21, 2015(b) through August 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized loss on investments	(.56)
Total from investment operations	(.61)
Net asset value, end of period	$9.39
Total Return(a)	(6.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21
Average net assets (000)	$18
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%	(e)
Expense before waivers and/or expense reimbursement	11.56%	(e)
Net investment loss	(1.46)%	(e)
Portfolio turnover rate	0%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

36

Class C Shares
	April 21, 2015(b) through August 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized loss on investments	(.56)
Total from investment operations	(.64)
Net asset value, end of period	$9.36
Total Return(a)	(6.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67
Average net assets (000)	$49
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	(e)
Expense before waivers and/or expense reimbursement	12.29%	(e)
Net investment loss	(2.21)%	(e)
Portfolio turnover rate	0%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	37

Financial Highlights

(Unaudited) continued

Class Q Shares
	April 21, 2015(b) through August 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized loss on investments	(.56)
Total from investment operations	(.60)
Net asset value, end of period	$9.40
Total Return(a)	(6.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,200
Average net assets (000)	$29,463
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)
Expense before waivers and/or expense reimbursement	3.56%	(e)
Net investment loss	(1.21)%	(e)
Portfolio turnover rate	0%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

38

Class Z Shares
	April 21, 2015(b) through August 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized loss on investments	(.56)
Total from investment operations	(.60)
Net asset value, end of period	$9.40
Total Return(a)	(6.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)
Expense before waivers and/or expense reimbursement	11.31%	(e)
Net investment loss	(1.20)%	(e)
Portfolio turnover rate	0%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Global Tactical Allocation Fund	39

Board Approval of Management, Subadvisory

and Subsidiary Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Fund1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Initial Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board of Trustees of Prudential Investment Portfolios 3 (the Board) considered the proposed management agreement (Fund Management Agreement) with Prudential Investments LLC (the Manager) and the proposed subadvisory agreement (Fund Subadvisory Agreement) with Quantitative Management Associates LLC (the Subadviser), with respect to the Fund prior to the Fund’s commencement of operations (the Fund Management Agreement and the Fund Subadvisory Agreement are referred to herein as the Fund Agreements).

The Board, including a majority of the Independent Trustees, met on March 3-5, 2015 and approved the Fund Agreements for an initial two-year period, after concluding that approval of the Fund Agreements was in the best interests of the Fund. The Board also considered the proposed management agreement (the Subsidiary Management Agreement) between the Manager and Prudential Global Tactical Allocation Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) and the proposed subadvisory agreement (the Subsidiary Management Agreement) between the Manager and the Subadviser with respect to the Cayman Subsidiary (the Subsidiary Management Agreement and the Subsidiary Subadvisory Agreement are referred to herein as the Subsidiary Agreements). The Board recognized that while the Cayman Subsidiary is not a registered investment company subject to the requirements of Section 15 of the 1940 Act, it would be appropriate for them to consider the Subsidiary Agreements as part of the Section 15(c) process for the Fund, since the Cayman Subsidiary is a wholly-owned subsidiary of the Fund that is being established to facilitate the Fund’s investment program. The Board, including a majority of the Independent Trustees, approved the Subsidiary Agreements for an

[1]	The Fund is a series of Prudential Investment Portfolios 3.

Prudential Global Tactical Allocation Fund

Board Approval of Management, Subadvisory

and Subsidiary Agreements (continued)

initial two-year period, after concluding that approval of the Subsidiary Agreements was in the best interests of the Cayman Subsidiary and the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Fund and Subsidiary Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance and the Subadviser’s qualifications and track record in serving other affiliated mutual funds; the fees proposed to be paid by the Fund and the Cayman Subsidiary to the Manager and by the Manager to the Subadviser under the Fund and Cayman Subsidiary Agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on January 23, 2015 and March 3-5, 2015. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Fund Agreements with respect to the Fund and the Subsidiary Agreements with respect to the Fund and the Cayman Subsidiary.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to the Fund Management Agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of the Fund Subadvisory Agreement, were in the best interests of the Fund in light of the services to be performed, the fees to be charged under the Fund Agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Trustees also approved the Subsidiary Agreements as in the best interests of the Cayman Subsidiary and the Fund in light of the services to be performed and the fees to be charged under the Subsidiary Agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

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Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 9-11, 2014 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and Interested Trustees of the Fund who are members of management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the Fund Management Agreement for the Fund and the Subsidiary Management Agreement for the Cayman Subsidiary would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 9-11, 2014 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, and that it received a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s and the Cayman Subsidiary’s portfolios, as well as information on the Subadviser’s organizational structure, senior management,

Prudential Global Tactical Allocation Fund

Board Approval of Management, Subadvisory

and Subsidiary Agreements (continued)

investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the Fund Subadvisory Agreement for the Fund and the Subsidiary Subadvisory Agreement for the Cayman Subsidiary would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. Nevertheless, as noted above, the Board did consider the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the Management Agreements and Subadvisory Agreements for the Fund and the Cayman Subsidiary.

Fee Rates

The Board considered the proposed management fees at the annual rate of 1.15% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees at the annual rate of 0.70% of the Fund’s average daily net assets (excluding any assets held in the Cayman Subsidiary) to be paid by the Manager to the Subadviser. The Board also considered the proposed management fee of 1.15% of the Cayman Subsidiary’s average daily net assets to be paid by the Cayman Subsidiary to the Manager and the proposed subadvisory fee of 0.70% of the average daily net assets of the Cayman Subsidiary to be paid by the Manager to the Subadviser. The Board noted that the Manager will contractually agree to waive any management fees it receives from the Fund in an amount equal to the management fees it receives from the Cayman Subsidiary for as long as the Fund invests (or intends to invest) in the Cayman Subsidiary, and that such agreement may not be terminated by the Manager unless termination is approved by the Board on behalf of the Fund. The Board further considered that the subadvisory fees are structured to avoid any duplicative fees.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to the Lipper 15(c) Peer Group. The Board noted that the Fund’s contractual management fee was in the second quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board

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further noted that the anticipated net total expenses for Class A shares were in the second quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board noted that the Fund’s other expenses were expected to be higher than those of other Prudential Retail Funds due to the type of investments required by the Fund’s investment strategy and the Fund’s initial asset size. The Board further noted that the Manager had contractually agreed through June 30, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and other expenses related to short sales, brokerage, extraordinary and certain other expenses) of each class of shares to 1.25% of the Fund’s average daily net assets.

The Board noted that the Fund’s contractual management fee of 1.15% was lower than the median fee of the Peer Group and that the Fund’s actual management fee is expected to be –0.31%, due to waivers and reimbursements required to support the net total expense limitation, given that the Fund’s initial assets will be low. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with the annual renewal of the Management and Subadvisory Agreements for the Fund and the Cayman Subsidiary.

Economies of Scale

The Board noted that the proposed management fee for the Fund did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for the Manager to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management fee as the Fund grew. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the Management and Subadvisory Agreements for the Fund and the Cayman Subsidiary.

Prudential Global Tactical Allocation Fund

Board Approval of Management, Subadvisory

and Subsidiary Agreements (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Agreements was in the best interests of the Fund and the Cayman Subsidiary.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Tactical Allocation Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PTALX	PTCLX	PTQLX	PTZLX
CUSIP	74440K728	74440K710	74440K694	74440K686

MF227E2    0283774-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 20, 2015